Dreyfus Premier International Equity Fund

      SEMIANNUAL REPORT March 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Fund Performance

                             6   Statement of Assets and Liabilities

                             7   Statement of Operations

                             8   Statement of Changes in Net Assets

                             9   Financial Highlights

                            14   Notes to Financial Statements

                            21   Statement of Assets and Liabilities (Standish)

                            22   Statement of Operations (Standish)

                            23   Statement of Changes in Net Assets (Standish)

                            24   Financial Highlights (Standish)

                            25   Schedule of Investments (Standish)

                            34   Notes to Financial Statements (Standish)

                            44   Trustees and Officers (Standish)

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                      International Equity Fund

DISCUSSION OF FUND PERFORMANCE

Remi J. Browne, CFA, and Peter S. Carpenter, CFA, Portfolio Managers Standish Mellon Asset Management Company LLC, Investment Adviser

How did Dreyfus Premier International Equity Fund perform relative to its benchmark?

From the fund' s inception on February 1, 2003, to the end of its semiannual reporting period on March 31, 2003, the fund produced total returns of -1.52% for its Class A Shares, -1.63% for its Class B Shares, -1.63% for its Class C shares, -1.46% for its Class R shares and -1.57% for its Class T shares. 1 In comparison, the fund' s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index"), produced a total
return    of    -4.21%    for    the    same    period. 2

Returns from international stocks generally were weak during February and March of 2003, primarily because investors were concerned about the uncertainties posed by the impending war in Iraq and the sluggish global economy. The fund produced higher returns than its benchmark during the abbreviated reporting period.

What is the fund's investment approach?

The fund seeks long-term growth of capital. The fund is a "feeder fund" that invests all of its assets in a "master" portfolio known as the International Equity Portfolio of the Standish, Ayer & Wood Master Portfolio. The fund invests, under normal circumstances, at least 80% of its assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada. Although the portfolio managers generally seek to allocate assets among countries in accordance with the MSCI EAFE Index, deviations may occur. Similarly, the portfolio managers use the industry group allocations of the MSCI

2

EAFE Index as a guide, but allocations may differ from those of the MSCI EAFE Index. The fund also may invest up to 20% of its assets in high-grade fixed-income securities of any maturity or duration.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio managers employ a bottom-up investment approach, which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an
above-average    earnings    growth    trend.

What other factors influenced the fund's performance?

The fund was influenced by ongoing uncertainty in the global economy and financial markets. After a period of prolonged economic weakness, the global economy has continued to struggle amid rising geopolitical tensions related to the U.S. war on Iraq. At the time of the fund's inception, international tensions were building, and both corporations and consumers refrained from spending until the economic implications of the pending conflict became clearer. After the outbreak of fighting in March, investors focused on the likely length and severity of the conflict, generally disregarding factors such as economic expectations and corporate earnings reports.

In this challenging environment, we believe that the fund's performance was primarily the result of our bottom-up investment approach, in which we strive to select what we believe are the best stocks within each industry group or geographic region. We generally focused on companies that we considered to have strong finances such as positive earnings growth and low debt levels. This approach generally led us to avoid telecommunications and insurance companies with heavy debt loads. In addition, we avoided a major Dutch supermarket chain
that   became  mired  in  an  accounting  controversy.  Instead,  we

                                                                 The Fund 3

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

focused  our attention on the quality of companies' earnings, and that proved to
be    an    effective    strategy    during    the    reporting    period.

Within the financial sector, we invested relatively heavily in profitable banks with significant mortgage-lending businesses. An example is Halifax Bank of Scotland, which is the product of a recent merger between Halifax Bank, a United Kingdom-based mortgage lender, and Bank of Scotland, which is known for excellent cost control. Another company with similar business momentum is China National Offshore Oil, which does not derive any oil from the Middle East. The company, which we believe is attractively valued, is currently in the midst of double-digit annual production growth compared to a growth rate of less than 5% for large multinational oil companies. We achieved similar results with Puma, the German athletic wear company, and Galen, an Irish specialist in health care products, as well as a number of Japanese pharmaceutical stocks that reported stronger growth rates than their European counterparts.

What is the fund's current strategy?

Although we are able to invest in both value- and growth-oriented stocks, we are much more likely to invest in companies that report strong current earnings rather than to speculate on future profitability. We prefer companies where earnings growth is based on sustainable factors, such as increased sales, cost controls or new products, rather than unsustainable elements, such as reduced taxes in one year. Although the fund's average holding currently has a market capitaliza-

4

tion of about $20 billion, we can invest in smaller companies and plan to do so, because we believe that many of these companies currently are selling at low
prices    relative    to    their    earnings.

April 15, 2003

         THE FUND INVESTS IN A "MASTER PORTFOLIO" THAT HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. THIS IS KNOWN AS A MASTER/FEEDER ARRANGEMENT. THE INVESTMENT ADVISER TO THE MASTER PORTFOLIO IS STANDISH MELLON ASSET MANAGEMENT COMPANY LLC, AN AFFILIATE OF DREYFUS. REFERENCES TO THE "FUND" IN THIS REPORT GENERALLY MEANS THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS.

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

(2) SOURCE: LIPPER INC.--REFLECTS REINVESTMENT OF NET DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST (MSCI EAFE) INDEX IS AN UNMANAGED INDEX COMPOSED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF EUROPEAN AND PACIFIC BASIN COUNTRIES.

                                                             The Fund 5

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES   March 31, 2003 (Unaudited)

ASSETS

   Investment in Standish International Equity Portfolio ("Portfolio"),
      at value (Note 1A)                                                $34,487
   Receivable from administrator (Note 2)                                25,052
                                                                        ________
   Total assets                                                          59,539

LIABILITIES

  Accrued accounting, custody and transfer agent fees         $14
  Accrued expenses and other liabilities                  $25,076
                                                          ________

  Total liabilities                                                      25,090
                                                                       ________
NET ASSETS                                                              $34,449
                                                                       ________
                                                                       ________

NET ASSETS CONSIST OF:
  Paid-in capital                                                       $35,000
  Accumulated net realized (loss)                                         (295)
  Undistributed net investment income                                        88
  Net unrealized depreciation                                             (344)
                                                                       ________
TOTAL NET ASSETS                                                        $34,449
                                                                       ________
                                                                       ________

NET ASSETS ATTRIBUTABLE TO:
  Class A                                                                $6,893
                                                                       ________
                                                                       ________
  Class B                                                                $6,885
                                                                       ________
                                                                       ________
  Class C                                                                $6,885
                                                                       ________
                                                                       ________
  Class R                                                                $6,896
                                                                       ________
                                                                       ________
  Class T                                                                $6,890
                                                                       ________
                                                                       ________

SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Class A                                                                407.93
                                                                       ________
                                                                       ________
  Class B                                                                407.93
                                                                       ________
                                                                       ________
  Class C                                                                407.93
                                                                       ________
                                                                       ________
  Class R                                                                407.93
                                                                       ________
                                                                       ________
  Class T                                                                407.93
                                                                       ________
                                                                       ________

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE

  (Net Assets/Shares outstanding)
  Class A (Offering Price $17.87)                                        $16.90
                                                                       ________
                                                                       ________
  Class B                                                                $16.88
                                                                       ________
                                                                       ________
  Class C                                                                $16.88
                                                                       ________
                                                                       ________
  Class R                                                                $16.91
                                                                       ________
                                                                       ________
  Class T (Offering Price $17.65)                                        $16.89
                                                                       ________
                                                                       ________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

STATEMENT OF OPERATIONS   March 31, 2003 (Unaudited)

For the Period February 1, 2003 (commencement of operations) through March 31, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1B)

   Dividend income allocated from Portfolio (net of foreign
      withholding taxes of $23)                                           $185
   Interest income allocated from Portfolio                                  4
   Expenses allocated from Portfolio                                       (63)
                                                                          _____
   Net investment income allocated from Portfolio                          126

EXPENSES
  Registration fees                                       $18,182
  Legal and audit services                                  6,875
  Distribution fees (Note 2b)                                  19
  Shareholder servicing costs (Note 2c)                        12
  Transfer agent fees                                           2
                                                         ________
  Total expenses                                           25,090

DEDUCT:
  Reimbursement of Fund operating expenses (Note 2a)     (25,052)
                                                         ________
  Net expenses                                                              38
                                                                         _____
  Net investment income                                                     88
                                                                         _____

REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
  Investment security transactions                          (259)
  Financial futures contracts                                (90)
   Foreign currency transactions and forward currency
      exchange contracts                                      54
                                                          ________
         Net realized (loss)                                              (295)
   Change in unrealized appreciation (depreciation) allocated from Portfolio on:
   Investment securities                                    (297)
   Financial futures contracts                                 2
   Foreign currency transactions and forward currency
      exchange contracts                                     (49)
                                                         ________
   Change in net unrealized appreciation (depreciation)                   (344)
                                                                          _____
   Net realized and unrealized (loss) on investments                      (639)
                                                                          _____

NET (DECREASE) IN NET ASSETS FROM OPERATIONS                             $(551)
                                                                          _____
                                                                          _____

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 7

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                          For the Period from
                                                             February 1, 2003
                                                             (commencement of
                                                               operations) to
                                                               March 31, 2003
                                                                   (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                    $88
  Net realized (loss)                                                    (295)
  Change in net unrealized appreciation (depreciation)                   (344)
                                                                      ________
  Net (decrease) in net assets from investment operations                (551)
                                                                      ________

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares
  Class A                                                                7,000
  Class B                                                                7,000
  Class C                                                                7,000
  Class R                                                                7,000
  Class T                                                                7,000
                                                                      ________
  Net increase in net assets from Fund share transactions               35,000
                                                                      ________
TOTAL INCREASE IN NET ASSETS                                            34,449

NET ASSETS
  At beginning of period                                                    --
                                                                      ________
   At end of period
      (including undistributed net investment income of $88)          $34,449
                                                                      ________
                                                                      ________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

FINANCIAL HIGHLIGHTS--CLASS A

                                                          For the Period from
                                                             February 1, 2003
                                                             (commencement of
                                                               operations) to
                                                               March 31, 2003
                                                                   (Unaudited)
--------------------------------------------------------------------------------

  NET ASSET VALUE, BEGINNING OF PERIOD                               $17.16
                                                                    _______
                                                                    _______

  FROM INVESTMENT OPERATIONS:
  Net investment income*                                             0.05 a
  Net realized and unrealized (loss) on investments                  (0.31)
                                                                    _______
  Total from investment operations                                   (0.26)
                                                                    _______
  NET ASSET VALUE, END OF PERIOD                                     $16.90
                                                                    _______
                                                                    _______
  TOTAL RETURN                                                  (1.52)% b,c

  RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                           0.24% c
  Net Investment Income (to average daily net assets)*              0.30% c
   Net Assets, End of Period (000's omitted)                  $        7


*   FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO
    REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF
    THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS
    PER SHARE AND RATIOS WOULD HAVE BEEN:
        NET INVESTMENT (LOSS) PER SHARE                                                          $(12.24) A
        RATIOS (TO AVERAGE DAILY NET ASSETS):
           EXPENSES                                                                                72.63% C
           NET INVESTMENT (LOSS)                                                                 (72.09)% C
A  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B  TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGES.
C  NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 9

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

FINANCIAL HIGHLIGHTS--CLASS B

                                                          For the Period from
                                                             February 1, 2003
                                                             (commencement of
                                                               operations) to
                                                               March 31, 2003
                                                                  (Unaudited)
--------------------------------------------------------------------------------

  NET ASSET VALUE, BEGINNING OF PERIOD                               $17.16
                                                                    _______

  FROM INVESTMENT OPERATIONS:
  Net investment income*                                             0.03 a
  Net realized and unrealized (loss) on investments                  (0.31)
                                                                    _______
  Total from investment operations                                   (0.28)
                                                                    _______

  NET ASSET VALUE, END OF PERIOD                                     $16.88
                                                                    _______
                                                                    _______

  TOTAL RETURN                                                  (1.63)% b,c
  RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                           0.36% c
  Net Investment Income (to average daily net assets)*              0.18% c
   Net Assets, End of Period (000's omitted)                  $        7

*   FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO
    REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF
    THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS
    PER SHARE AND RATIOS WOULD HAVE BEEN:
    NET INVESTMENT (LOSS) PER SHARE                                                              $(12.25) A
    RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                                                                   72.75% C
        NET INVESTMENT (LOSS)                                                                    (72.21)% C
A CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGES.
C NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

FINANCIAL HIGHLIGHTS--CLASS C

                                                          For the Period from
                                                             February 1, 2003
                                                             (commencement of
                                                               operations) to
                                                               March 31, 2003
                                                                   (Unaudited)
--------------------------------------------------------------------------------

  NET ASSET VALUE, BEGINNING OF PERIOD                               $17.16
                                                                    _______

  FROM INVESTMENT OPERATIONS:
  Net investment income*                                             0.03 a
  Net realized and unrealized (loss) on investments                  (0.31)
                                                                    _______
  Total from investment operations                                   (0.28)
                                                                    _______
  NET ASSET VALUE, END OF PERIOD                                     $16.88
                                                                    _______
                                                                    _______
  TOTAL RETURN                                                  (1.63)% b,c
  RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                           0.36% c
  Net Investment Income (to average daily net assets)*              0.18% c
   Net Assets, End of Period (000's omitted)                  $        7


* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE
  THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION
  HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
  NET INVESTMENT (LOSS) PER SHARE                                                                 $(12.25)A
  RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                                                                    72.75%C
        NET INVESTMENT (LOSS)                                                                     (72.21)%C
A CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGES.
C NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 11

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

FINANCIAL HIGHLIGHTS--CLASS R

                                                          For the Period from
                                                             February 1, 2003
                                                             (commencement of
                                                               operations) to
                                                               March 31, 2003
                                                                   (Unaudited)
--------------------------------------------------------------------------------

  NET ASSET VALUE, BEGINNING OF PERIOD                               $17.16
                                                                    _______
  FROM INVESTMENT OPERATIONS:
  Net investment income*                                             0.06 a
  Net realized and unrealized (loss) on investments                  (0.31)
                                                                    _______
  Total from investment operations                                   (0.25)
                                                                    _______
  NET ASSET VALUE, END OF PERIOD                                     $16.91
                                                                    _______
                                                                    _______
  TOTAL RETURN                                                  (1.46)% b,c
  RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                           0.20% c
  Net Investment Income (to average daily net assets)*              0.34% c
   Net Assets, End of Period (000's omitted)                  $        7


* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE
  THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION
  HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
  NET INVESTMENT (LOSS) PER SHARE                                                                 $(12.23)A
  RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                                                                    72.59%C
        NET INVESTMENT (LOSS)                                                                     (72.05)%C
A CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS.
C NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

FINANCIAL HIGHLIGHTS--CLASS T

                                                          For the Period from
                                                             February 1, 2003
                                                             (commencement of
                                                               operations) to
                                                               March 31, 2003
                                                                   (Unaudited)
--------------------------------------------------------------------------------

  NET ASSET VALUE, BEGINNING OF PERIOD                               $17.16
                                                                    _______
  FROM INVESTMENT OPERATIONS:
  Net investment income*                                             0.04 a
  Net realized and unrealized (loss) on investments                  (0.31)
                                                                    _______
  Total from investment operations                                   (0.27)
                                                                    _______
  NET ASSET VALUE, END OF PERIOD                                     $16.89
                                                                    _______
                                                                    _______
  TOTAL RETURN                                                  (1.57)% b,c
  RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                           0.28% c
  Net Investment Income (to average daily net assets)*              0.26% c
  Net Assets, End of Period (000's omitted)                              $7


* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE
  THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION
  HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
  NET INVESTMENT (LOSS) PER SHARE                                                                 $(12.24)A
  RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                                                                    72.67%C
        NET INVESTMENT (LOSS)                                                                     (72.13)%C
A  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B  TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGES.
C  NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 13

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

Notes to Financial Statements (Unaudited)

(1) Significant Accounting Policies:

Dreyfus Premier Stock Funds (the Company) had no operations until February 1, 2003 (commencement of operations) other than matters relating to its organization and registration as a Massachusetts business trust and as an open-end management investment company under the Investment Company Act of 1940 (the 1940 Act) . Dreyfus Premier International Equity Fund (the Fund) was initially capitalized by the sale and issuance of $7,000 worth of shares of Beneficial Interest of each of Class A, Class B, Class C, Class R and Class T, respectively, to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Fund is a separate diversified portfolio of the Company. The Fund' s investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation (Dreyfus) serves as the Fund's administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

The Fund is a feeder fund that invests all of its investable assets in a master portfolio known as Standish International Equity Portfolio (the Portfolio), a series of the Standish, Ayer & Wood Master Portfolio (the Portfolio Trust), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. Standish Mellon Asset Management Company LLC (Standish Mellon), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund' s proportionate interest in the net assets of the Portfolio (approximately 0.1% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

14

Dreyfus Service Corporation (the Distributor) , a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund's shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge
(CDSC) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights.

The Fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

A. Investment security valuations

The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Securities transactions and investment income

Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund' s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                                                             The Fund 15

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

Notes to Financial Statements (Unaudited)

C. Dividends to shareholders

Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the Code) . To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

D. Allocation of operating activity

The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund's shares, are charged to that class' operations.

E. Federal income taxes

The Fund intends to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

(A) The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the

16

Portfolio to Standish Mellon for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Pursuant to an Administration Agreement with Dreyfus, the Company has agreed to pay Dreyfus a monthly administration fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. Dreyfus is currently limiting the operating expenses, or assuming all or part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.25% of the Fund's average daily net assets. Pursuant to this expense limitation, for the period ended March 31, 2003, Dreyfus voluntarily reimbursed the Fund in the amount of $25,052 for its operating expenses. This expense limitation and/or waiver was voluntary, not contractual, and may be terminated at any time.

(B) Under a Distribution Plan (the Plan) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2003, Class B, Class C and Class T shares were charged $8, $8 and $3, respectively, pursuant to the Plan.

During the period ended March 31, 2003, the Distributor retained no commissions earned on sales of Class A and T shares, and no contingent deferred sales charges on redemptions of the Fund's Class B and C shares.

(C) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the
Fund    and    providing

                                                                 The Fund 17

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

Notes to Financial Statements (Unaudited)

reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2003, Class A, Class B, Class C and Class T shares were charged $3, $3, $3 and $3, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2003, the Fund was charged $2 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus Family of Funds (collectively, the Fund Group). Each Board member who is not an affiliated person as defined in the 1940 Act receives an annual retainer of $30,000, an attendance fee of $4,000 for each in person meeting with a minimum of $500 per meeting and per telephone meeting and is reimbursed for their expenses. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Fund' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. For the period ended March 31, 2003, the Fund incurred no Directors' fees or expenses.

(3) Investment Transactions:

Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2003 aggregated $35,000 and $0, respectively.

18

(4) Capital Share Transactions:

                                               FOR THE PERIOD FEBRUARY 1,
                                                                     2003
                                                         (COMMENCEMENT OF
                                                              OPERATIONS)
CLASS A:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         407.93
Net increase                                                        407.93

                                               FOR THE PERIOD FEBRUARY 1,
                                                                     2003
                                                         (COMMENCEMENT OF
                                                              OPERATIONS)
CLASS B:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         407.93
Net increase                                                        407.93

                                               FOR THE PERIOD FEBRUARY 1,
                                                                     2003
                                                         (COMMENCEMENT OF
                                                              OPERATIONS)
CLASS C:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         407.93
Net increase                                                        407.93

                                               FOR THE PERIOD FEBRUARY 1,
                                                                     2003
                                                         (COMMENCEMENT OF
                                                              OPERATIONS)
CLASS R:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         407.93
Net increase                                                        407.93

                                               FOR THE PERIOD FEBRUARY 1,
                                                                     2003
                                                         (COMMENCEMENT OF
                                                              OPERATIONS)
CLASS T:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         407.93
Net increase                                                        407.93

                                                             The Fund 19

Dreyfus Premier Stock Funds

Dreyfus Premier International Equity Fund

Notes to Financial Statements (Unaudited)

At March 31, 2003, one shareholder, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held of record approximately 100% of the total outstanding shares of the Class A, B, C, R and T shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

20

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

Statement of Assets and Liabilities March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

ASSETS

   Investments, at value (Note 1A) (including securities on
      loan of $6,429,191 (Note 6)) (identified cost, $62,062,744)                                                       $61,583,736
   Cash                                                                                                                       1,411
   Foreign currency, at value (identified cost, $231,862)                                                                   240,494
   Receivable for investments sold                                                                                          519,608
   Interest and dividends receivable                                                                                        299,050
   Unrealized appreciation on forward foreign currency
      exchange contracts (Note 5)                                                                                            63,022
                                                                                                                        ____________
      Total assets                                                                                                       62,707,321
LIABILITIES
   Payable for investments purchased                                                       $         256,956
   Payable for variation margin on open financial futures
      contracts (Note 5)                                                                              71,427
   Unrealized depreciation on forward foreign currency
      exchange contracts (Note 5)                                                                     19,489
   Payable for closed forward foreign currency exchange
      contracts (Note 5)                                                                                 744
   Payable upon return of securities loaned (Note 6)                                               6,818,415
   Accrued accounting and custody fees                                                                19,001
   Accrued trustees' fees and expenses (Note 2)                                                        1,140
   Accrued expenses and other liabilities                                                              9,083
                                                                                                  ___________
      Total liabilities                                                                                                   7,196,255
                                                                                                                       _____________
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)                                                              $55,511,066
                                                                                                                       _____________
                                                                                                                       _____________


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 21

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

STATEMENT OF OPERATIONS   For the Period January 28, 2003 (commencement of
operations) through March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C):

  Dividend income (net of foreign withholding taxes of $38,705)        $304,708
   Interest income (including securities lending income
      of $4,311 (Note 6))                                                 5,645
                                                                     ___________
      Total income                                                      310,353
EXPENSES
  Investment advisory fee (Note 2)                        $76,094
  Accounting and custody fees                              33,601
  Legal and audit services                                  6,428
  Insurance expense                                         2,196
  Trustees' fees and expenses (Note 2)                      1,140
  Miscellaneous                                               425
                                                       ___________
  Total expenses                                          119,884
Deduct:
  Waiver of investment advisory fee (Note 2)             (13,116)
                                                       ___________
  Net expenses                                                         106,768
                                                                    ___________
  Net investment income                                                203,585
                                                                    ___________
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
  Investment security transactions                    (1,754,356)
  Financial futures contracts                           (214,871)
   Foreign currency transactions and forward foreign currency
      exchange contracts                                  98,652
                                                     ___________
   Net realized loss                                                (1,870,575)
   Change in unrealized appreciation (depreciation)
   Investment securities                                786,818
   Financial futures contracts                          106,834
   Foreign currency and forward foreign currency
      exchange contracts                                (84,857)
                                                     ___________
   Change in net unrealized appreciation (depreciation)               808,795
                                                                   ___________
   Net realized and unrealized loss                                (1,061,780)
                                                                   ___________
NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(858,195)
                                                                   ___________
                                                                   ___________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

Statement of Changes in Net Assets

                                                           For the Period from
                                                              January 28, 2003
                                                  (commencement of operations)
                                                 to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
   Net investment income                                   $           203,585
   Net realized loss                                                (1,870,575)
   Change in net unrealized appreciation (depreciation)                808,795
                                                                   ____________
   Net decrease in net assets from investment operations             (858,195)
                                                                    ____________
CAPITAL TRANSACTIONS
   Assets contributed by Standish International Equity Fund
      (including unrealized depreciation of $1,307,052)             55,539,566
   Contributions                                                     1,545,405
   Withdrawals                                                       (715,710)
                                                                   ____________
   Net increase in net assets from capital transactions             56,369,261
                                                                   ____________
TOTAL INCREASE IN NET ASSETS                                        55,511,066
NET ASSETS
  At beginning of period                                                    --
                                                                   ____________
  At end of period                                                 $55,511,066
                                                                   ____________
                                                                   ____________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 23

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

FINANCIAL HIGHLIGHTS

                                                        For the Period from
                                                     January 28, 2003, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

TOTAL RETURN +                                               (1.51)%+++
RATIOS:
  Expenses (to average daily net assets)*                     1.12%++
  Net Investment Income (to average daily net assets)*        2.14%++
  Portfolio Turnover                                         19%+++
  Net Assets, End of Period (000's omitted)                         $55,511

* FOR THE PERIOD INDICATED, THE INVESTMENT ADVISER VOLUNTARILY AGREED NOT TO IMPOSE A PORTION OF ITS INVESTMENT ADVISORY FEE AND/OR REIMBURSED THE PORTFOLIO FOR A PORTION OF ITS OPERATING EXPENSES. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE RATIOS WOULD HAVE BEEN:
  RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                            1.26%++
        NET INVESTMENT INCOME                               2.00%++
+ TOTAL RETURN FOR THE PORTFOLIO HAS BEEN CALCULATED BASED ON THE TOTAL RETURN FOR THE INVESTEE FUND, ASSUMING ALL DISTRIBUTIONS WERE REINVESTED, AND ADJUSTED FOR THE DIFFERENCES IN EXPENSES AS SET OUT IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS.
++  COMPUTED ON AN ANNUALIZED BASIS.
+++ NOT ANNUALIZED.

24

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

SCHEDULE OF INVESTMENTS   March 31, 2003 (Unaudited)

                                                                                                                        Value
SECURITY                                                                                         Shares               (Note 1A)
--------------------------------------------------------------------------------
EQUITIES--95.7%
AUSTRALIA--3.3%
Boral Ltd                                                                                        58,400  $               162,205
John Fairfax Holdings Ltd                                                                       132,800                  245,365
OneSteel Ltd                                                                                    152,200                  154,389
Origin Energy Ltd                                                                               165,300                  425,183
QBE Insurance Group Ltd                                                                          74,500                  377,408
West Australian Newspapers Holdings Ltd                                                          97,000                  298,700
Westpac Banking Corp                                                                             20,200                  183,927
                                                                                                                       1,847,177
AUSTRIA--1.1%
Boehler-Uddeholm AG                                                                               3,300                  168,000
OMV AG                                                                                            4,200                  453,089
                                                                                                                         621,089
BELGIUM--1.2%
Barco NV                                                                                          6,100                  294,524
Delhaize Group                                                                                    9,000                  162,242
KBC Bankverzekeringsholding                                                                       6,100                  184,892
                                                                                                                         641,658
DENMARK--1.5%
Aktieselskabet Dampskibsselskabet Svendborg, Class B                                                 21                  239,611
Jyske Bank A/S*                                                                                  14,500                  408,823
TDC A/S                                                                                           8,600                  202,693
                                                                                                                         851,127
FINLAND--0.8%
Kesko Oyj, Class B                                                                               22,600                  265,037
Nokia Oyj                                                                                        12,000                  168,978
                                                                                                                         434,015
FRANCE--7.1%
Banque National de Paris                                                                          8,800                  351,994
Cap Gemini SA                                                                                     5,900                  156,195
Carrefour SA                                                                                      6,600                  249,681
Clarins SA                                                                                        6,700                  331,015
Michelin (C.G.D.E.), Class B                                                                      7,200                  197,751
Orange SA*                                                                                       41,300                  330,845
PSA Peugeot Citroen SA                                                                           11,500                  449,213
Pernod-Ricard SA                                                                                  2,500                  212,803
Sanofi-Synthelabo SA                                                                              8,000                  402,042
                                                             The Fund 25

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                        Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
FRANCE (CONTINUED)
Societe Generale, Class A                                                                         4,400  $               226,926
Total SA Series B                                                                                 3,515                  444,396
Vallourec SA                                                                                      6,230                  304,535
Vinci SA                                                                                          5,400                  314,872
                                                                                                                       3,972,268
GERMANY--6.8%
Altana AG                                                                                         8,564                  400,611
BASF AG                                                                                          18,400                  685,652
Continental AG*                                                                                  15,000                  213,184
Deutsche Boerse AG                                                                                8,600                  328,060
E.On AG                                                                                          10,000                  411,655
Gehe AG                                                                                           7,400                  273,816
Hannover Rueckversicherungs AG*                                                                  13,600                  266,215
Puma AG                                                                                           3,200                  260,530
SAP AG                                                                                            5,200                  392,190
Thyssen Krupp AG                                                                                 23,900                  189,373
Volkswagon AG                                                                                    10,350                  329,841
                                                                                                                       3,751,127
GREECE--1.1%
Alpha Bank AE                                                                                    22,300                  244,992
Hellenic Petroleum SA                                                                            28,000                  147,093
Hellenic Technodomiki Tev SA                                                                     37,300                  215,462
                                                                                                                         607,547
HONG KONG--2.7%
CNOOC Ltd                                                                                       420,000                  560,057
Cheung Kong Holdings Ltd                                                                         42,000                  232,639
China Telecom                                                                                   118,500                  234,745
Henderson Investment Ltd                                                                        362,000                  310,981
Hutchison Whampoa Ltd                                                                            27,000                  147,130
Regal Hotel International*                                                                          800                        6
                                                                                                                       1,485,558
IRELAND--2.2%
Allied Irish Banks PLC                                                                           11,500                  158,052
Anglo Irish Bank Corp. PLC                                                                      103,800                  742,143
DCC PLC                                                                                          29,900                  316,104
                                                                                                                       1,216,299

26



                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
ITALY--2.7%
Banca Intesa Spa                                                                                 76,000  $               168,978
ENI Spa                                                                                          40,050                  535,155
Italcementi Spa                                                                                  17,200                  159,906
Parmalat Finanziaria Spa                                                                        102,024                  202,377
Saipem Spa                                                                                       43,200                  271,673
Unicredito Italiano Spa                                                                          39,600                  150,629
                                                                                                                       1,488,718
JAPAN--20.8%
Aiful Corp                                                                                        3,800                  125,519
Aisin Seiki Co. Ltd                                                                              16,000                  214,788
Bandai Co. Ltd                                                                                    8,300                  312,823
Bank of Fukuoka Ltd                                                                              68,000                  254,561
Brother Industries Ltd                                                                           47,000                  298,552
Canon, Inc                                                                                       17,000                  596,087
Citizen Electronics Co. Ltd                                                                       2,200                   87,575
Dai Nippon Printing Co. Ltd                                                                      21,000                  201,694
Daito Trust Construction Co. Ltd                                                                 20,000                  409,926
Diamond Lease Co. Ltd                                                                             8,600                  133,658
East Japan Railway Co                                                                                92                  403,625
Japan Telecom Holdings Co. Ltd                                                                       96                  260,998
Kansai Electric Power Co. Inc                                                                    19,300                  292,925
Kirin Beverage Corp                                                                              15,100                  263,454
Kirin Brewery Co. Ltd                                                                            30,000                  225,375
Mitsubishi Estate Co. Ltd                                                                        44,000                  272,042
Mitsubishi Motor Corp                                                                            65,000                  402,981
Nippon Electric Glass Co. Ltd                                                                    29,000                  311,688
Nippon Meat Packers, Inc                                                                         19,000                  182,807
Nippon Shinpan Co                                                                               125,000                  142,924
Nippon Telegraph and Telephone Corp                                                                 114                  389,108
Nishin Flour Milling                                                                             33,000                  235,894
Nissan Motor Co. Ltd                                                                            111,000                  742,695
Nok Corp                                                                                         40,000                  540,357
Ono Pharmaceutical Co. Ltd                                                                        9,000                  281,274
Pioneer Corp                                                                                      8,000                  167,020
Ricoh Corp. Ltd                                                                                  16,000                  251,105
Sankyo Co. Ltd                                                                                   26,200                  348,387

                                                             The Fund 27

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Seino Transportation Co. Ltd                                                                     70,000  $               423,308
Shimachu Co. Ltd                                                                                 24,700                  467,557
Shizuoka Bank Ltd                                                                                46,000                  298,044
Sony Corp                                                                                         7,100                  252,562
Sumitomo Rubber Industries Ltd                                                                   33,000                  131,363
Takeda Chemical Industries Ltd                                                                   18,300                  686,618
Tokyo Gas Co. Ltd                                                                                88,000                  274,278
Toyo Suisan Kaisha Ltd                                                                           27,000                  273,041
Toyota Motor Co                                                                                  17,700                  395,016
                                                                                                                      11,551,629
NETHERLANDS--3.4%
DSM NV                                                                                            3,400                  130,958
Euronext NV                                                                                      10,700                  190,556
Heineken NV                                                                                       5,000                  185,228
Koninklijke KPN NV*                                                                              36,400                  233,273
TPG NV                                                                                           10,800                  164,322
Unilever NV                                                                                       8,200                  487,523
Wereldhave NV                                                                                     9,000                  480,744
                                                                                                                       1,872,604
NEW ZEALAND--1.3%
Fletcher Building Ltd                                                                           200,200                  379,315
Lion Nathan Ltd                                                                                 116,700                  367,115
                                                                                                                         746,430
SINGAPORE--1.1%
Fraser & Neave Ltd                                                                               67,700                  303,192
Keppel Corp. Ltd                                                                                138,900                  330,714
Sembcorp Industries Ltd                                                                             153                       95
                                                                                                                         634,001
SPAIN--4.2%
Actividades de Construccion y Servicios SA                                                       15,000                  528,710
Compania Espanola de Petroleos SA                                                                17,400                  368,665
Endesa SA                                                                                             1                       12
Inmobiliria Urbis SA                                                                             28,300                  188,458
Metrovacesa SA                                                                                   17,600                  500,848
Red Electrica de Espana                                                                          22,600                  270,456
Repsol SA                                                                                        31,900                  459,630
                                                                                                                       2,316,779

28
                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SWEDEN--2.1%
Electrolux AB, Class B                                                                           23,600  $               375,161
Getinge Indutrier AB, Class B                                                                    14,500                  263,063
Skandinaviska Enskilda Banken AB                                                                 19,000                  165,053
Tele2 AB, Class B*                                                                               12,800                  388,044
                                                                                                                       1,191,321
SWITZERLAND--6.4%
Geberit AG Registered Shares*                                                                     1,220                  382,039
Givaudan Registered Shares                                                                          460                  175,510
Helvetia Patria Holding Registered Shares                                                         1,500                  141,138
Logitech Intenational SA*                                                                         8,060                  236,901
Lonza Group AG Registered Shares                                                                  2,900                  164,256
Micronas Semiconductor Holding AG Registered Shares*                                             24,900                  589,175
Novartis AG                                                                                      17,870                  661,338
SGS Societe Generale de Surveillance Holding SA                                                     830                  266,970
Swisscom AG Registered Shares                                                                     2,070                  635,969
UBS AG Registered Shares*                                                                         6,600                  280,612
                                                                                                                       3,533,908
UNITED KINGDOM--25.9%
Alliance & Leicester PLC                                                                         36,000                  441,216
Alliance Unichem PLC                                                                             41,900                  289,376
Anglo American PLC                                                                               12,150                  172,625
Astrazeneca PLC                                                                                   5,300                  180,673
BG PLC                                                                                           39,600                  150,358
BP Amoco PLC                                                                                    149,400                  947,398
BT Group PLC                                                                                    137,500                  341,169
Barclays PLC                                                                                     26,100                  150,557
Barratt Developments PLC                                                                         51,800                  319,272
Billiton PLC                                                                                     76,100                  381,251
Bradford & Bingley PLC                                                                          108,100                  483,908
British Airways PLC*                                                                            162,900                  267,745
Centrica PLC                                                                                     64,200                  146,358
Galen Holdings PLC                                                                               54,500                  350,126
Glaxo Wellcome PLC                                                                               22,400                  394,013
HBOS PLC                                                                                         61,900                  635,385
Imperial Tobacco Group PLC                                                                       19,400                  308,131
Inchcape PLC                                                                                     31,000                  385,570
International Power PLC*                                                                         53,000                   70,569

                                                             The Fund 29

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Jarvis PLC                                                                                       72,800  $               287,058
Johnston Press PLC                                                                               29,300                  155,124
Kelda Group PLC                                                                                  80,200                  519,033
Land Securities Group PLC                                                                        25,500                  295,199
Marks & Spencer Group PLC                                                                        59,223                  263,941
National Grid Transco PLC                                                                        24,400                  149,427
Northern Rock PLC                                                                                68,300                  701,079
Reckitt Benckiser PLC                                                                            40,500                  663,744
Royal Bank of Scotland Group PLC                                                                 41,508                  934,789
Sainsbury J PLC                                                                                  68,000                  236,428
Securicor PLC                                                                                   205,100                  277,950
Severn Trent PLC                                                                                 36,100                  408,495
Shell Transport & Trading Co. PLC                                                               110,400                  667,371
Standard Chartered PLC                                                                           23,200                  246,941
Travis Perkins PLC                                                                               17,000                  266,653
Vodafone Group PLC                                                                              695,000                1,241,167
Whitebread Holdings PLC                                                                          28,500                  236,017
Wimpey (George) PLC                                                                             113,400                  427,433
                                                                                                                      14,393,549
TOTAL EQUITIES (COST $53,635,819)                                                                                     53,156,804
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Par Value/             Value
SECURITY                                                      Rate               Maturity               Shares          (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--15.2%
CASH EQUIVALENTS--12.3%
American Express Centurion Bank
   Eurodollar Time Deposit(a)                               1.270%              04/30/2003           1,081,646            1,081,646
Bank of Montreal Eurodollar
   Time Deposit(a)                                          1.250%              04/30/2003              58,128               58,128
Credit Agricole Indosuez Eurodollar
   Time Deposit(a)                                          1.270%              04/07/2003           1,243,893            1,243,893
Goldman Sachs Financial Square
   Funds--Prime Obligations Fund(a)                                                                    216,329              216,329

30

                                                                                                      Par Value/           Value
SECURITY                                                      Rate               Maturity               Shares             (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
CASH EQUIVALENTS (CONTINUED)
Goldman Sachs Group, Inc.
   Repurchase Agreement with a
   maturity value of $1,947,042,
   collateralized by equity
   securities with a market
   value of $1,985,902(a)                                1.488%             04/01/2003              1,946,963  $         1,946,963
Merrill Lynch & Co. Repurchase
   Agreement with a maturity
   value of $1,460,281,
   collateralized by equity
   securities with a market
   value of $1,489,426(a)                                1.478%             04/01/2003              1,460,222            1,460,222
Royal Bank of Canada Eurodollar
   Time Deposit(a)                                       1.350%             04/01/2003                811,234              811,234
                                                                                                                         6,818,415

                                                                                                  Par Value/              Value
SECURITY                                                   Rate               Maturity               Shares             (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY--1.3%
FHLMC Discount Note((++)(+))                             1.163%             06/12/2003                700,000              698,418

                                                                                                     The Fund 31

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                       Value
SECURITY                                                                                              Shares          (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.6%
Tri-party repurchase agreement dated 03/31/03 with
   Salomon Smith Barney, Inc. and Investors Bank and
   Trust Company, due 04/01/03, with a maturity value
   of $910,108 and an effective yield of 0.35%,
   collateralized by a U.S. Treasury Bill with a maturity
   date of 06/26/03 and a market value of $937,852                                                           $           910,099

TOTAL SHORT-TERM INVESTMENTS (COST $8,426,925)                                                                         8,426,932

TOTAL INVESTMENTS--110.9% (COST $62,062,744)                                                                         $61,583,736

OTHER ASSETS, LESS LIABILITIES--(10.9%)                                                                              (6,072,670)

NET ASSETS--100.0%                                                                                                   $55,511,066

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION

A    REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 6).

*      NON-INCOME PRODUCING SECURITY.

+    DENOTES ALL OR PART OF SECURITY SEGREGATED AS COLLATERAL.

++   RATE NOTED IS YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

Schedule of Investments--March 31, 2003 (Unaudited)

                                                                 Percentage of
INDUSTRY SECTOR                                                     Net Assets
--------------------------------------------------------------------------------
Financials                                                               21.1%
Short-Term Investments                                                   15.2%
Consumer Discretionary                                                   13.5%
Energy                                                                    9.8%
Consumer Staples                                                          9.3%
Industrials                                                               8.7%
Health Care                                                               8.1%
Telecommunication Services                                                7.7%
Materials                                                                 6.8%
Information Technology                                                    6.1%
Utilities                                                                 4.6%
                                                                      ________
  Total Investments                                                     110.9%
                                                                      ________
                                                                      ________

                                                             The Fund 33

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Significant Accounting Policies:

Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Equity Portfolio (the "Portfolio" ) is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada.

At March 31, 2003, there were two funds, Standish International Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2003, the Standish International Equity Fund and the Dreyfus Premier International Equity Fund held approximately 99.9% and 0.1% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT SECURITY VALUATIONS

Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

34

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

B. REPURCHASE AGREEMENTS

It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

C. SECURITIES TRANSACTIONS AND INCOME

Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between

                                                                 The Fund 35

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

D. INCOME TAXES

The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio' s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

E. FOREIGN CURRENCY TRANSACTIONS

Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

F. INVESTMENT RISK

There  are  certain additional risks involved in investing in foreign securities
that   are   not   inherent   in   investments  in  domestic  securities.  These

36

risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2) Investment Advisory Fee:

The investment advisory fee paid to Standish Mellon Asset Management Company LLC (" Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio' s total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the period from January 28, 2003 through February 28, 2003 and 1.25% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily did not impose $13,116 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                                                             The Fund 37

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(3) Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2003 were $10,325,600 and $10,212,855, respectively. For the period ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4) Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                                 $62,062,744
                                                             ____________
Gross unrealized appreciation                                    4,085,778
                                                             ____________
                                                             ____________
Gross unrealized depreciation                                  (4,564,786)
                                                             ____________
Net unrealized depreciation                                     $(479,008)
                                                             ____________
                                                             ____________
(5) Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

The Portfolio trades the following financial instruments with off-balance sheet risk:

OPTIONS

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to
enhance    returns.

38

Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio' s exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the period ended March 31, 2003.

                                                             The Fund 39

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

FORWARD CURRENCY EXCHANGE CONTRACTS

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At March 31, 2003, the Portfolio held the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts

                                            LOCAL
                                         PRINCIPAL            CONTRACT             MARKET           AGGREGATE         UNREALIZED
CONTRACTS TO RECEIVE                      AMOUNT             VALUE DATE             VALUE          FACE AMOUNT        GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Euro                                         230,000         06/20/2003          $249,984           $243,338             $6,646
Euro                                       2,181,000         06/20/2003         2,370,498          2,307,476             63,022
Japanese Yen                              49,060,000         06/12/2003           416,524            421,098             (4,574)
                                                                                 _________           _________           _______
Total                                                                          $2,787,022          $2,728,574            $58,448
                                                                                 _________           _________            _______
                                                                                 _________           _________            _______

                                           LOCAL
                                         PRINCIPAL            CONTRACT             MARKET           AGGREGATE         UNREALIZED
CONTRACTS TO DELIVER                      AMOUNT             VALUE DATE             VALUE          FACE AMOUNT           LOSS
------------------------------------------------------------------------------------------------------------------------------------
Euro                                  1,086,000              06/18/2003         1,180,437          1,165,522         (14,915)
                                                                                                                     _______

FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts for the delayed sale or
delivery   of   securities   or   contracts   based   on  financial  indices  at

40

a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract' s terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2003, the Portfolio held the following futures contracts:

                                                             EXPIRATION                 UNDERLYING FACE               UNREALIZED
CONTRACT                               POSITION                 DATE                    AMOUNT AT VALUE                GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
MSCI (110 contracts)                        Long                   6/20/2003                 $1,483,746               $(62,456)
Topix Futures (8 contracts)                 Long                   6/12/2003                    528,161                  3,811
                                                                                                                       _________
                                                                                                                      $(58,645)
                                                                                                                       _________
                                                                                                                       _________

(6) Security Lending

The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or

                                                                The Fund 41

Standish, Ayer & Wood Master Portfolio

Standish International Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the
Portfolio'   s    obligations    due    on    the    loans.

At March 31, 2003 the Portfolio loaned securities having a market value of $6,429,191. The Portfolio received cash collateral of $6,818,415 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7) Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1_2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2003, the commitment fee was $399 for
the    Portfolio.

During the period ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

42

(8) Transfer of Assets:

Investment  operations  began  on  January  28, 2003 with the acquisition of the investable assets of Standish International Equity Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $55,539,566, including net unrealized depreciation of $1,307,052. The transaction was structured for tax purposes to qualify as a tax-free exchange
under    the    Internal    Revenue    Code.

                                                             The Fund 43

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called public companies) or in registered investment companies as of September 30, 2002. The Trust' s Statement of Additional Information includes additional information about the Trust' s trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees


                                                                                                   NUMBER OF
                                                                              PRINCIPAL         PORTFOLIOS IN          OTHER
NAME,                                                  TERM OF OFFICE        OCCUPATION(S)       FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF       DURING PAST            OVERSEEN BY        HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                 Trustee              Trustee since       Chairman of the Board       26           Port Financial
c/o Decision Resources, Inc.                           11/3/1986           and Chief Executive                          Corp.
1100 Winter Street                                                         Officer, Decision
Waltham, MA 02154                                                          Resources, Inc.
9/30/40

Benjamin M. Friedman              Trustee              Trustee since       William Joseph Maier,       26               None
c/o Harvard University                                 9/13/1986           Professor of Political
Cambridge, MA 02138                                                        Economy, Harvard
8/5/44                                                                     University

John H. Hewitt                   Trustee               Trustee since       Trustee, The Peabody        26               None
P.O. Box 233                                           11/3/1986           Foundation; Trustee,
New London, NH 03257                                                       Mertens House, Inc.
4/11/35


44



Independent
Trustees (continued)


                                                                                                    NUMBER OF
                                                                            PRINCIPAL             PORTFOLIOS IN          OTHER
NAME,                                                  TERM OF OFFICE      OCCUPATION(S)           FUND COMPLEX       DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF      DURING PAST              OVERSEEN BY         HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED           5 YEARS                TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Caleb Loring III                  Trustee              Trustee since       Trustee, Essex Street       26            None
c/o Essex Street Associates                            11/3/1986           Associates (family
400 Essex Street                                                           investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees


                                                                                                     NUMBER OF
                                                                            PRINCIPAL              PORTFOLIOS IN      OTHER
NAME,                                                  TERM OF OFFICE      OCCUPATION(S)           FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)          AND LENGTH OF       DURING PAST              OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST         TIME SERVED           5 YEARS                  TRUSTEE        TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

Richard S. Wood                 Trustee and            President since     Director and Vice            26              None
c/o Standish Mellon Asset        President             4/26/1989           Chairman, President and
Management,                                            Chief Investment Officer,
One Financial Center                                   Standish Mellon Asset
Boston, MA 02111                                       Management
5/20/54



                                                             The Fund 45

Principal Officers who are not Trustees



                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN        OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX    DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST            OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS            TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and         Vice President      Director and Secretary;     26                None
c/o Standish Mellon Asset      Secretary               since 1996;         Compliance Officer,
Management,                                            Secretary since     Standish Mellon Asset
One Financial Center                                   2002                Management
Boston, MA 02111
7/6/56

Steven M. Anderson          Vice President and         Vice President      Assistant Vice President    26                None
c/o Standish Mellon Asset       Treasurer              since 1999;         and Mutual Funds
Management,                                            Treasurer since     Controller, Mellon
One Financial Center                                   2002                Institutional Asset
Boston, MA 02111                                                           Management
7/14/65

Denise B. Kneeland          Assistant Vice             Since 1996          Vice President and          26                None
c/o Standish Mellon Asset     President                                    Manager, Mutual Funds
Management,                                                                Operations, Standish
One Financial Center                                                       Mellon Asset Management
Boston, MA 02111
8/19/51

Lisa Kane                   Assistant Vice             Since 1999          Assistant Vice President    26                None
c/o Standish Mellon Asset        President                                 and Client Service
Management,                                                                Professional, Standish
One Financial Center                                                       Mellon Asset Management
Boston, MA 02111
6/25/70


46


Principal Officers who are not Trustees (continued)


                                                                                                       NUMBER OF
                                                                             PRINCIPAL               PORTFOLIOS IN      OTHER
NAME,                                                  TERM OF OFFICE       OCCUPATION(S)            FUND COMPLEX    DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF      DURING PAST                OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED            5 YEARS                  TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Cara E. Hultgren                Assistant Vice         Since 2001          Assistant Manager, Mutual   26                None
c/o Standish Mellon Asset          President                               Fund Operations since
Management,                                                                2001; Shareholder
One Financial Center                                                       Representative, Standish
Boston, MA 02111                                                           Mellon Asset Management
1/19/71

Jonathan M. Windham             Assistant Vice         Since 2001          Performance Analyst,        26                None
c/o Standish Mellon Asset        President                                 Mutual Fund Operations
Management,                                                                since 2000; Pricing
One Financial Center                                                       Analyst, PFPC 1997-2000
Boston, MA 02111
4/7/75

Scott Simonds                   Assistant Vice         Since 2002          Compliance Analyst,         26                None
c/o Standish Mellon Asset       President                                  Boston Partners; Fund
Management,                                                                Accountant, Mellon
One Financial Center                                                       Financial Corp.
Boston, MA 02111
8/17/60



                                                             The Fund 47

NOTES

                        For More Information

                        Dreyfus Premier International Equity Fund
                        200 Park Avenue
                        New York, NY 10166

                        Investment Advisor (to the Master Portfolio)

                        Standish Mellon Asset Management Company LLC
                        Mellon Financial Center
                        One Boston Place
                        Boston, MA 02108

                        Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian and Sub-Administrator

                        Investors Bank & Trust Company
                        200 Clarendon Street
                        Boston, MA 02116

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  720SA0303


      Dreyfus Premier International Small Cap Fund

      SEMIANNUAL REPORT March 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Fund Performance

                             6   Statement of Assets and Liabilities

                             7   Statement of Operations

                             8   Statement of Changes in Net Assets

                             9   Financial Highlights

                            14   Notes to Financial Statements

                            21   Statement of Assets and Liabilities (Standish)

                            22   Statement of Operations (Standish)

                            23   Statement of Changes in Net Assets (Standish)

                            24   Financial Highlights (Standish)

                            25   Schedule of Investments (Standish)

                            35   Notes to Financial Statements (Standish)

                            44   Trustees and Officers

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                   International Small Cap Fund

DISCUSSION OF FUND PERFORMANCE

Daniel B. LeVan, CFA, Portfolio Manager
Standish Mellon Asset Management Company LLC, Investment Adviser

How did Dreyfus Premier International Small Cap Fund perform relative to its benchmark?

From the fund' s inception on February 1, 2003, to the end of its semiannual period on March 31, 2003, Dreyfus Premier International Small Cap Fund produced total returns of -0.78% for its Class A Shares, -1.00% for its Class B Shares, -1.00% for its Class C shares, -0.78% for its Class R shares and -0.89% for its Class T shares. 1 In comparison, the fund's benchmark, the Salomon Smith Barney Extended Market (EM) Ex-U.S. Index ("EM Ex-U.S. Index"), produced a total return of -2.40% for the same period. 2

Returns from international small-cap stocks generally were weak during February and March of 2003, primarily because investors were concerned about the uncertainties posed by the U.S. war with Iraq and the sluggish global economy. During the abbreviated reporting period, the fund's returns outperformed its benchmark. However, we believe that two months is too brief a period to judge accurately the performance of the fund.

What is the fund's investment approach?

The fund seeks long-term growth of capital. The fund is a "feeder fund" that invests all of its assets in a "master" portfolio known as the International Small Cap Portfolio of the Standish, Ayer & Wood Master Portfolio. The fund invests, under normal circumstances, at least 80% of its assets in stocks that are located in foreign countries represented in the EM Ex-U.S. Index. The fund normally invests at least 80% of its assets in those companies, which, at the time of purchase, have total market capitalizations between $100 million and $3 billion, the approximate range of

2

companies that currently make up the EM Ex-U.S. Index. Although the portfolio manager generally seeks to allocate assets among countries in accordance with the EM Ex-U.S. Index, deviations may occur. Similarly, the portfolio manager uses the sector group allocations of the EM Ex-U.S. Index as a guide, but allocations may differ from those of the EM Ex-U.S. Index. The fund also may invest up to 20% of its assets in high-grade fixed-income securities of any maturity or duration.

Our approach is to employ a "bottom-up" stock selection process that emphasizes individual stock selection. The portfolio manager uses quantitative models and qualitative analysis to construct a diversified portfolio of stocks that appear to be undervalued at the time of purchase, with low price/earnings ratios and positive trends in earnings forecasts relative to their peer group.

What other factors influenced the fund's performance?

The fund was influenced by ongoing uncertainty in the global economy and financial markets. After a period of prolonged economic weakness, the global economy has continued to struggle amid rising geopolitical tensions related to the U.S. war on Iraq. At the time of the fund's inception, international tensions were building, and both corporations and consumers refrained from spending until the economic implications of the pending conflict became clearer. After the outbreak of hostilities in March, investors focused on the likely length and severity of the fighting, generally disregarding factors such as economic expectations and corporate earnings reports.

In this environment, we generally maintained the fund's industry-group and country allocations at percentages that were similar to those of the EM Ex U.S. Index. As a result, we did not add or subtract relative value due to a difference in these weightings, and performance relative to the EM Ex-U.S. Index was primarily due to stock selection.

                                                             The Fund 3

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Our bottom-up stock selection strategy led us to several investment themes in the international small-cap marketplace. For example, the fund owns shares in a number of companies tied to the strong housing market in the United Kingdom. Declining interest rates have led to a surge of mortgage refinancing in the U.K., benefiting the fund's investment in Northern Rock, a mortgage bank that has taken market share from competitors through an aggressive pricing strategy. The popularity of DVD players and flat panel televisions has benefited Micronas Semiconductor, a Swiss provider of microchips for the consumer electronics market. The company reported strong fourth-quarter earnings, and the stock rallied. However, investments in Hannover Re, a German reinsurance company, and Beneteau, a French sailboat company, performed poorly. The insurance sector was adversely affected by the Iraq war, while the luxury goods market suffered along
with    the    global    economy.

What is the fund's current strategy?

The fund's current strategy is to focus on stocks in the developed markets, with a majority in Europe and the balance in Asia, mostly Japan. Although the fund invests in a mixture of growth and value stocks, our bottom-up process recently has identified more value-oriented stocks, which generally tend to outperform growth stocks in weak markets. In addition, some of what we believe are the more interesting value opportunities have been in formerly high-flying technology and telecommunications companies, whose stock prices are relatively low and where we recently have seen encouraging signs

4

of greater stability in underlying business conditions. In our view, these are prudent strategies in today's uncertain global economic climate.

April 15, 2003

         THE FUND INVESTS IN A "MASTER PORTFOLIO" THAT HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. THIS IS KNOWN AS A MASTER/FEEDER ARRANGEMENT. THE INVESTMENT ADVISER TO THE MASTER PORTFOLIO IS STANDISH MELLON ASSET MANAGEMENT COMPANY LLC, AN AFFILIATE OF DREYFUS. REFERENCES TO THE "FUND" IN THIS REPORT GENERALLY MEANS THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS.

1 TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

2 SOURCE: SALOMON SMITH BARNEY -- REFLECTS NET REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE SALOMON SMITH BARNEY EXTENDED MARKET EX-U.S. INDEX REPRESENTS THE SMALL CAPITALIZATION COMPONENT OF THE SALOMON SMITH BARNEY BROAD MARKET INDEX WHICH IS A COMPREHENSIVE FLOAT-WEIGHTED INDEX OF COMPANIES IN 22 COUNTRIES (EXCLUDING THE U.S.) WITH MARKET CAPITALIZATIONS OF AT LEAST U.S. $100 MILLION.

                                                             The Fund 5

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

STATEMENT OF ASSETS AND LIABILITIES   March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investment in Standish International Small Cap Portfolio (Portfolio),
  at value (Note 1A)                                                    $34,730
Receivable from administrator (Note 2)                                   25,055
                                                                       ________
Total assets                                                             59,785
LIABILITIES
Accrued accounting, custody and transfer agent fees      $     14
Accrued expenses and other liabilities                     25,076
                                                         ________
Total liabilities                                                        25,090
                                                                       ________
NET ASSETS                                                              $34,695
                                                                       ________
                                                                       ________
NET ASSETS CONSIST OF:
Paid-in capital                                                         $35,000
Accumulated net realized (loss)                                         (1,539)
Undistributed net investment income                                          76
Net unrealized appreciation                                               1,158
                                                                       ________
TOTAL NET ASSETS                                                        $34,695
                                                                       ________
                                                                       ________
NET ASSETS ATTRIBUTABLE TO:
Class A                                                                $   6,949
                                                                       ________
                                                                       ________
Class B                                                                $   6,932
                                                                       ________
                                                                       ________
Class C                                                                $   6,932
                                                                       ________
                                                                       ________
Class R                                                                $   6,944
                                                                       ________
                                                                       ________
Class T                                                                $   6,938
                                                                       ________
                                                                       ________
SHARES OF BENEFICIAL INTEREST OUTSTANDING
Class A                                                                  779.51
                                                                       ________
                                                                       ________
Class B                                                                  779.51
                                                                       ________
                                                                       ________
Class C                                                                  779.51
                                                                       ________
                                                                       ________
Class R                                                                  779.51
                                                                       ________
                                                                       ________
Class T                                                                  779.51
                                                                       ________
                                                                       ________
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
(Net Assets/Shares outstanding)
Class A (Offering Price $9.42)                                         $   8.91
                                                                       ________
                                                                       ________
Class B                                                                $   8.89
                                                                       ________
                                                                       ________
Class C                                                                $   8.89
                                                                       ________
                                                                       ________
Class R                                                                $   8.91
                                                                       ________
                                                                       ________
Class T (Offering Price $9.30)                                         $   8.90
                                                                       ________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

STATEMENT OF OPERATIONS   For the Period February 1, 2003 (commencement of
operations) through March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):

Dividend income allocated from Portfolio
   (net of foreign withholding taxes of $23)                         $      181
Interest income allocated from Portfolio                                      7
Expenses allocated from Portfolio                                           (77)
                                                                         ______
Net investment income allocated from Portfolio                              111
EXPENSES
Registration fees                                         $18,182
Legal and audit services                                    6,875
Distribution fees (Note 2b)                                    19
Shareholder servicing costs (Note 2c)                          12
Transfer agent fees                                             2
                                                         ________
Total expenses                                             25,090
Deduct:
Reimbursement of Fund operating expenses (Note 2a)       (25,055)
                                                         ________
Net expenses                                                                35
                                                                        ______
Net investment income                                                       76
                                                                        ______
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized (loss) allocated from Portfolio on:
Investment security transactions                          (1,445)
Financial futures contracts                                  (82)
Foreign currency transactions and forward
 currency exchange contracts                                (12)
                                                         ________
Net realized (loss)                                                    (1,539)
Change in unrealized appreciation (depreciation)
  allocated from Portfolio on:
Investment securities                                       1,141
Financial futures contracts                                     1
Foreign currency transactions and forward
  currency exchange contracts                                  16
                                                         ________
Change in net unrealized appreciation (depreciation)                     1,158
                                                                       ______
Net realized and unrealized (loss) on investments                        (381)
                                                                       ______
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                            $(305)
                                                                       ______
                                                                       ______

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 7

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Period from
                                                              February 1, 2003
                                                  (commencement of operations)
                                                 to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
Net investment income                                                 $     76
Net realized (loss)                                                    (1,539)
Change in net unrealized appreciation (depreciation)                     1,158
                                                                      ________
Net (decrease) in net assets from investment operations                  (305)
                                                                      ________
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
Net proceeds from sale of shares
Class A                                                                  7,000
Class B                                                                  7,000
Class C                                                                  7,000
Class R                                                                  7,000
Class T                                                                  7,000
                                                                      ________
Net increase in net assets from Fund share transactions                 35,000
                                                                      ________
TOTAL INCREASE IN NET ASSETS                                            34,695
NET ASSETS
At beginning of period                                                      --
                                                                      ________
At end of period
(including undistributed net investment income of $76)                 $34,695
                                                                      ________
                                                                      ________
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS--CLASS A

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.98
                                                                      ______
FROM INVESTMENT OPERATIONS:
Net investment income*                                              0.02 a
Net realized and unrealized (loss) on investments                    (0.09)
                                                                      ______
Total from investment operations                                     (0.07)
                                                                      ______
NET ASSET VALUE, END OF PERIOD                                        $8.91
                                                                      ______
                                                                      ______
TOTAL RETURN                                                   (0.78)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.27% c
Net Investment Income (to average daily net assets)*               0.27% c
Net Assets, End of Period (000's omitted)                             $   7

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                        $(6.40)A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                          72.62%C
        NET INVESTMENT (LOSS)                            (72.08)%C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B   TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND
    WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 9

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS--CLASS B

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.98
                                                                      ______
FROM INVESTMENT OPERATIONS:
Net investment income*                                              0.01 a
Net realized and unrealized (loss) on investments                    (0.10)
                                                                      ______
Total from investment operations                                     (0.09)
                                                                      ______
NET ASSET VALUE, END OF PERIOD                                        $8.89
                                                                      ______
                                                                      ______
TOTAL RETURN                                                   (1.00)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.39% c
Net Investment Income (to average daily net assets)*               0.14% c
Net Assets, End of Period (000's omitted)                             $   7

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                        $(6.41)A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                             72.76%C
        NET INVESTMENT (LOSS)                               (72.23)%C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B   TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND
    WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS--CLASS C

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.98
                                                                      ______
FROM INVESTMENT OPERATIONS:
Net investment income*                                              0.01 a
Net realized and unrealized (loss) on investments                    (0.10)
                                                                      ______
Total from investment operations                                     (0.09)
                                                                      ______
NET ASSET VALUE, END OF PERIOD                                        $8.89
                                                                      ______
                                                                      ______
TOTAL RETURN                                                   (1.00)% b,c
Ratios/Supplemental Data:
Expenses (to average daily net assets)*                            0.39% c
Net Investment Income (to average daily net assets)*               0.14% c
Net Assets, End of Period (000's omitted)                             $   7

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                        $(6.41)A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                             72.76%C
        NET INVESTMENT (LOSS)                               (72.23)%C
A  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C  NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 11

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS--CLASS R

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.98
                                                                      ______
FROM INVESTMENT OPERATIONS:
Net investment income*                                               0.03 a
Net realized and unrealized (loss) on investments                    (0.10)
                                                                      ______
Total from investment operations                                     (0.07)
                                                                      ______
NET ASSET VALUE, END OF PERIOD                                        $8.91
                                                                      ______
                                                                      ______
TOTAL RETURN                                                   (0.78)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.23% c
Net Investment Income (to average daily net assets)*               0.30% c
Net Assets, End of Period (000's omitted)                             $   7

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                        $(6.40)A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                             72.60%C
        NET INVESTMENT (LOSS)                               (72.07)%C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B   TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

FINANCIAL HIGHLIGHTS--CLASS T

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $8.98
                                                                      ______
FROM INVESTMENT OPERATIONS:
Net investment income*                                              0.02 a
Net realized and unrealized (loss) on investments                    (0.10)
                                                                      ______
Total from investment operations                                     (0.08)
                                                                      ______
NET ASSET VALUE, END OF PERIOD                                        $8.90
                                                                      ______
                                                                      ______
TOTAL RETURN                                                   (0.89)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.32% c
Net Investment Income (to average daily net assets)*               0.23% c
Net Assets, End of Period (000's omitted)                             $   7

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                        $(6.40)A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                             72.69%C
        NET INVESTMENT (LOSS)                               (72.14)%C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 13

Dreyfus Premier Stock Funds

Dreyfus Premier International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Significant Accounting Policies:

Dreyfus Premier Stock Funds (the "Company") had no operations until February 1, 2003 (commencement of operations) other than matters relating to its organization and registration as a Massachusetts business trust and as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). Dreyfus Premier International Small Cap Fund (the "Fund") was initially capitalized by the sale and issuance of $7,000 worth of shares of Beneficial Interest of each of Class A, Class B, Class C, Class R and Class T, respectively, to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Fund is a separate diversified portfolio of the Company. The Fund' s investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation ("Dreyfus") serves as the Fund's administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

The Fund is a "feeder fund" that invests all of its investable assets in a " master" portfolio known as Standish International Small Cap Portfolio (the " Portfolio" ), a series of the Standish, Ayer & Wood Master Portfolio (the " Portfolio Trust" ), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and to a limited extent, emerging markets. Standish Mellon Asset Management Company LLC (" Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund' s investment in the Portfolio reflects the Fund' s proportionate interest in the net assets of the Portfolio (approximately 0.1% at March 31, 2003) . The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

14

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund's shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights.

The Fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

A. INVESTMENT SECURITY VALUATIONS

The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund' s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                                                             The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

C. DIVIDENDS TO SHAREHOLDERS

Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

D. ALLOCATION OF OPERATING ACTIVITY

The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund' s shares, are charged to that class' operations.

E. FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company", if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

(A) The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the

16

Portfolio to Standish Mellon for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Pursuant to an Administration Agreement with Dreyfus, the Company has agreed to pay Dreyfus a monthly administration fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. Dreyfus is currently limiting the operating expenses, or assuming all or part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.45% of the Fund's average daily net assets. Pursuant to this expense limitation, for the period ended March 31, 2003, Dreyfus voluntarily reimbursed the Fund in the amount of $25,055 for its operating expenses. This expense limitation and/or waiver was voluntary, not contractual, and may be
terminated    at    any    time.

(B) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2003, Class B, Class C and Class T shares were charged $8, $8 and $3,
respectively,    pursuant    to    the    Plan.

During the period ended March 31, 2003, the Distributor retained no commissions earned on sales of Class A and T shares, and no contingent deferred sales charges on redemptions of the Fund's Class B and C shares.

(C) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance

                                                                   The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2003, Class A, Class B, Class C and Class T shares were charged $3, $3, $3 and $3, respectively, pursuant to
the    Shareholder    Services    Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2003, the Fund was charged $2 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus Family of Funds (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the 1940 Act receives an annual retainer of $30,000, an attendance fee of $4,000 for each in person meeting with a minimum of $500 per meeting and per telephone meeting and is reimbursed for their expenses. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Fund' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. For the period ended March 31, 2003, the Fund incurred no Directors' fees or expenses.

(3) Investment Transactions:

Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2003 aggregated $35,000 and $0, respectively.

18

(4) Capital Share Transactions:

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS A:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         779.51
Net increase                                                        779.51

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS B:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         779.51
Net increase                                                        779.51

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS C:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         779.51
Net increase                                                        779.51

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS R:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         779.51
Net increase                                                        779.51

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS T:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         779.51
Net increase                                                        779.51

                                                             The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

  At March 31, 2003, one shareholder, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held of record approximately 100% of the total outstanding shares of Class A, B, C, R and T shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

20

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

STATEMENT OF ASSETS AND LIABILITIES   March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------

ASSETS

Investments, at value (Note 1A) (including securities on loan
  of $4,780,192 (Note 6)) (identified cost, $45,576,001)            $46,951,975
Cash                                                                      2,913
Foreign currency, at value (identified cost, $536,572)                  541,774
Receivable for investments sold                                          40,170
Interest and dividends receivable                                       162,715
Unrealized appreciation on forward foreign
  currency exchange contracts (Note 5)                                    6,646
Tax reclaim receivable                                                   35,832
                                                                    ___________
Total assets                                                         47,742,025

LIABILITIES
Payable for investments purchased                      $   133,134
Payable for variation margin on open
  financial futures contracts (Note 5)                     24,363
Unrealized depreciation on forward foreign
  currency exchange contracts (Note 5)                      1,539
Payable for closed forward foreign
  currency contracts (Note 5)                                  60
Payable upon return of securities loaned (Note 6)       5,068,010
Accrued accounting and custody fees                        19,102
Accrued trustees' fees and expenses (Note 2)                  650
Accrued expenses and other liabilities                      5,728
                                                       ___________
Total liabilities                                                     5,252,586
                                                                    ___________
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)          $42,489,439
                                                                    ___________
                                                                    ___________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 21

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

STATEMENT OF OPERATIONS   For the Period January 28, 2003 (commencement of
operations) through March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1C):

Dividend income (net of foreign withholding taxes of $28,543)      $   225,598
Interest income (including securities lending
        income of $7,258 (Note 6))                                      8,835
                                                                   ___________
Total income                                                           234,433
EXPENSES
Investment advisory fee (Note 2)                        $   72,667
Accounting and custody fees                                31,602
Legal and audit services                                    3,985
Insurance expense                                           1,411
Trustees' fees and expenses (Note 2)                          650
Miscellaneous                                                 289
                                                        _________
Total expenses                                            110,604
Deduct:
Waiver of investment advisory fee (Note 2)               (10,872)
                                                        _________
Net expenses                                                            99,732
                                                                   ___________
Net investment income                                                  134,701
                                                                   ___________
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss
Investment security transactions                        (374,109)
Financial futures contracts                              (99,552)
Foreign currency transactions and forward
  foreign currency exchange contracts                    (10,879)
                                                        _________
Net realized loss                                                    (484,540)
Change in unrealized appreciation (depreciation)
Investment securities                                   (537,758)
Financial futures contracts                                27,218
Foreign currency and forward foreign
  currency exchange contracts                             (9,739)
                                                        _________
Change in net unrealized appreciation (depreciation)                 (520,279)
                                                                   ___________
Net realized and unrealized loss                                   (1,004,819)
                                                                   ___________
NET DECREASE IN NET ASSETS FROM OPERATIONS                         $   (870,118)
                                                                   ___________
                                                                   ___________


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Period from
                                                              January 28, 2003
                                                  (commencement of operations)
                                                 to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
Net investment income                                             $    134,701
Net realized loss                                                    (484,540)
Change in net unrealized appreciation (depreciation)                 (520,279)
                                                                  ____________
Net decrease in net assets from investment operations                (870,118)
                                                                  ____________
CAPITAL TRANSACTIONS
Assets contributed by Standish International Small Cap Fund
  (including unrealized appreciation of $1,891,429)                 39,675,881
Contributions                                                        3,828,143
Withdrawals                                                          (144,467)
                                                                  ____________
Net increase in net assets from capital transactions                43,359,557
                                                                  ____________
TOTAL INCREASE IN NET ASSETS                                        42,489,439
NET ASSETS
At beginning of period                                                      --
                                                                  ____________
At end of period                                                   $42,489,439
                                                                  ____________
                                                                  ____________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 23

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

FINANCIAL HIGHLIGHTS

                                                        For the Period from
                                                     January 28, 2003, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN +                                        (2.09)%+++
RATIOS:
Expenses (to average daily net assets)*                       1.37%++
Net Investment Income (to average daily net assets)*          1.85%++
Portfolio Turnover                                            12%+++
Net Assets, End of Period (000's omitted)                           $42,489

* FOR THE PERIOD INDICATED, THE INVESTMENT ADVISOR VOLUNTARILY AGREED NOT TO IMPOSE A PORTION OF ITS INVESTMENT ADVISORY FEE AND/OR REIMBURSED THE PORTFOLIO FOR A PORTION OF ITS OPERATING EXPENSES. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE RATIOS WOULD HAVE BEEN:
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                            1.52%++
        NET INVESTMENT INCOME                               1.70%++
+    TOTAL RETURN FOR THE PORTFOLIO HAS BEEN CALCULATED BASED ON THE TOTAL
       RETURN FOR THE INVESTEE FUND, ASSUMING ALL DISTRIBUTIONS WERE REINVESTED, AND ADJUSTED FOR THE DIFFERENCES IN EXPENSES AS SET OUT IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS.
++   COMPUTED ON AN ANNUALIZED BASIS.
+++  NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

SCHEDULE OF INVESTMENTS   March 31, 2003 (Unaudited)

                                                                                                                         Value
SECURITY                                                                                        Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES--95.8%
AUSTRALIA--4.3%
Adelaide Bank Ltd                                                                                84,400  $               369,465
Boral Ltd                                                                                       116,300                  323,021
Centro Properties Group                                                                          53,500                  121,460
Investa Property Group                                                                          217,300                  265,036
Leighton Holdings Ltd                                                                            27,000                  143,463
OneSteel Ltd                                                                                    197,400                  200,239
Origin Energy Ltd                                                                                66,800                  171,822
West Australian Newspapers Holdings Ltd                                                          69,300                  213,401
                                                                                                                      ___________
                                                                                                                       1,807,907
                                                                                                                      ___________
AUSTRIA--0.4%
Boehler-Uddeholm AG                                                                               3,300                  168,000
                                                                                                                      ___________
BELGIUM--1.7%
Barco NV                                                                                          3,400                  164,161
Colruyt SA                                                                                        4,224                  255,047
Mobistar SA*                                                                                     10,200                  289,375
                                                                                                                    ___________
                                                                                                                         708,583
                                                                                                                    ___________
CANADA--4.3%
Axcan Pharma, Inc.*                                                                              16,700                  172,645
Bonavista Petroleum Ltd.*                                                                         7,200                  157,829
Cascades, Inc                                                                                    20,800                  183,201
Fortis, Inc                                                                                       7,300                  247,504
G.T.C. Transcontinental Group Ltd., Class A                                                       8,200                  183,431
Industrial Alliance Life Insurance Co                                                             7,300                  178,739
MacDonald, Dettwiler & Associates Ltd.*                                                           9,900                  147,998
Metro Inc., Class A                                                                              17,100                  204,693
Peyto Exploration & Development Corp.*                                                           19,600                  175,298
Wheaton River Minerals Ltd.*                                                                    214,700                  181,071
                                                                                                                    ___________
                                                                                                                       1,832,409
                                                                                                                    ___________
DENMARK--0.8%
Danske Traelast                                                                                   8,000                  190,314
Jyske Bank A/S*                                                                                   5,700                  160,710
                                                                                                                    ___________
                                                                                                                         351,024
                                                                                                                    ___________

                                                             The Fund 25

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINLAND--1.5%
Amer Group Ltd                                                                                    6,900  $               215,081
Elcoteq Network Corp                                                                             14,300                  202,612
Kone Oyj, Class B                                                                                 6,900                  209,441
                                                                                                                      ___________
                                                                                                                         627,134
                                                                                                                      ___________
FRANCE--6.9%
CNP Assurances                                                                                    7,350                  266,598
Ciments Francais, Class A                                                                         3,600                  179,820
Clarins SA                                                                                        3,700                  182,799
Dassault Systemes SA                                                                              5,300                  116,800
Eiffage  2,511                                                                                                           184,046
Euler SA                                                                                          4,900                  133,513
Gecina SA                                                                                         1,252                  132,976
Groupe SEB                                                                                        1,800                  146,352
Imerys SA                                                                                         1,600                  185,196
Marionnaud Parfumeries*                                                                           5,398                  123,196
Michelin (C.G.D.E.), Class B                                                                      4,900                  134,581
Neopost SA*                                                                                       6,000                  168,063
Pierre & Vacances                                                                                 1,800                   82,396
Publicis Groupe                                                                                   6,900                  117,016
Remy Cointreau                                                                                    7,650                  203,524
Spir Communications                                                                               1,700                  126,734
Vallourec SA                                                                                      2,520                  123,183
Vinci SA                                                                                          3,100                  180,760
Zodiac SA                                                                                         8,300                  140,577
                                                                                                                    ___________
                                                                                                                       2,928,130
                                                                                                                    ___________
GERMANY--5.7%
Aareal Bank AG*                                                                                   9,300                  106,429
Altana AG                                                                                         4,000                  187,114
Bilfinger Berger AG                                                                              10,700                  227,408
Celanese AG                                                                                       7,500                  125,066
Continental AG*                                                                                  11,800                  167,705
Deutsche Boerse AG                                                                                6,500                  247,952
Hannover Rueckversicherungs AG*                                                                   8,550                  167,363
Medion AG                                                                                         6,300                  195,005
Puma AG                                                                                           4,900                  398,936
Stada Arzneimittel AG                                                                             5,330                  251,537

26

                                                                                                                        Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
GERMANY (CONTINUED)
Thyssen Krupp AG                                                                                 20,600  $               163,226
United Internet AG Registered Shares*                                                            16,414                  166,373
                                                                                                                      ___________
                                                                                                                       2,404,114
                                                                                                                       ___________
GREECE--0.3%
Intralot SA                                                                                       10,900                 142,559
                                                                                                                     ___________
HONG KONG--2.6%
Cosco Pacific Ltd                                                                                296,000                  261,873
Industrial & Commercial Bank of China Ltd                                                        489,000                  413,812
Kingboard Chemical Holdings Ltd                                                                  190,000                  166,876
SmarTone Telecommunications Holdings Ltd                                                         120,000                  144,630
TCL International Holdings Ltd                                                                   610,000                  140,002
                                                                                                                     ___________
                                                                                                                        1,127,193
                                                                                                                     ___________
IRELAND--2.0%
Anglo Irish Bank Corp. PLC                                                                        44,100                  315,304
DCC PLC                                                                                           18,100                  191,354
Fyffes PLC*                                                                                      149,500                  202,046
Grafton Group PLC*                                                                                43,400                  148,054
                                                                                                                     ___________
                                                                                                                          856,758
                                                                                                                     ___________
ITALY--3.3%
Banca Popolare di Bergamo                                                                          6,400                  114,954
Beni Stabili Spa                                                                                 322,300                  140,159
Davide Campari--Milano Spa*                                                                        4,900                  155,836
Merloni Elettrodemestici Spa                                                                      23,500                  263,042
Parmalat Finanziaria Spa                                                                          80,808                  160,292
Permasteelisa Spa                                                                                 11,900                  199,826
Recordati Spa                                                                                     12,500                  167,027
Saipem Spa                                                                                        31,100                  195,579
                                                                                                                     ___________
                                                                                                                        1,396,715
                                                                                                                     ___________
JAPAN--20.6%
Alpine Electronics, Inc                                                                           18,700                  207,637
Arrk Corp                                                                                          7,800                  264,911
Asian Industry Co. Ltd                                                                            15,000                  104,303
Bandai Co. Ltd                                                                                     7,600                  286,440
Brother Industries Ltd                                                                            39,000                  247,734
Cosel Co. Ltd                                                                                     13,500                  240,683


                                                             The Fund 27
SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                          Value
SECURITY                                                                                          Shares                 (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Creed Corp.*                                                                                        123  $               101,050
Daicel Chem Industries Ltd                                                                       45,000                  146,735
Daito Trust Construction Co. Ltd                                                                  8,800                  180,368
Diamond Lease Co. Ltd                                                                            18,000                  279,749
Doshisha Co. Ltd                                                                                 11,600                  160,241
Drake Beam Morin-Japan, Inc                                                                       7,600                  267,130
Fujirebio, Inc                                                                                   25,000                  189,083
Fujitec Co. Ltd                                                                                  41,000                  194,461
Glory Ltd                                                                                        12,000                  214,449
Index Corp                                                                                           38                  151,910
Kawasaki Kisen                                                                                   77,000                  170,213
Kirin Beverage Corp                                                                              13,400                  233,793
Kose Corp                                                                                         6,600                  205,708
Kuraya Saneido, Inc                                                                              28,600                  216,068
Mandom Corp                                                                                      15,000                  278,225
Matsumotokiyoshi Co. Ltd                                                                          5,000                  215,127
Mitsui Trust Holdings, Inc                                                                      100,000                  179,554
Nippon Electric Glass Co. Ltd                                                                    23,000                  247,201
Nippon Shokubai Co. Ltd                                                                          63,000                  304,142
Nissen Co. Ltd                                                                                   23,000                  196,748
Nissin Co. Ltd                                                                                   68,000                  279,326
Nok Corp                                                                                         26,000                  351,232
Rohto Pharmaceutical Co. Ltd                                                                     25,800                  179,837
Sanyo Shokai Ltd                                                                                 45,000                  221,436
Seino Transportation Co. Ltd                                                                     35,000                  211,654
Shimachu Co. Ltd                                                                                 15,500                  293,406
Showa Corp                                                                                       33,000                  283,408
Showa Denko K.K. *\\\                                                                           146,000                  189,193
Sumisho Lease Co. Ltd                                                                            10,000                  138,901
Sumitomo Rubber Industries Ltd                                                                   45,000                  179,131
Takara Co. Ltd                                                                                   23,600                  140,117
Toho Gas Co. Ltd                                                                                 92,000                  236,097
USS Co. Ltd                                                                                       7,300                  361,074
Yamaha Corp                                                                                      19,300                  218,222
                                                                                                                      ___________
                                                                                                                       8,766,697
                                                                                                                      ___________


28
                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
NETHERLANDS--5.0%
ASM International NV*                                                                             9,200  $                91,347
CSM NV                                                                                            6,900                  137,697
Corio NV                                                                                         10,700                  317,204
DSM NV                                                                                            4,600                  177,178
Elsevier NV                                                                                      14,400                  144,861
Euronext NV                                                                                       7,500                  133,567
Fugro NV                                                                                          3,900                  147,241
Heijmans NV                                                                                      10,900                  169,289
Rodamco Europe NV                                                                                 3,700                  166,749
Sigro Beheer                                                                                      3,700                  150,820
Unique International NV                                                                          11,800                  124,750
VNU NV                                                                                            5,700                  144,625
Wereldhave NV                                                                                     4,300                  229,689
                                                                                                                      ___________
                                                                                                                       2,135,017
                                                                                                                      ___________
NEW ZEALAND--0.4%
Sky City Ltd                                                                                     43,800                  191,695
                                                                                                                    ___________
NORWAY--0.4%
Ekornes ASA                                                                                      13,800                  160,282
                                                                                                                    ___________
PORTUGAL--0.6%
Portucel Empresa Produtora de Pasta e Papel SA                                                  130,100                  172,991
Semapa--Sociedade de Investimento e Gestao, SGPS, SA                                             36,100                  104,659
                                                                                                                    ___________
                                                                                                                         277,650
                                                                                                                    ___________
SINGAPORE--0.5%
Keppel Corp. Ltd                                                                                 82,000                  195,238
                                                                                                                    ___________
SOUTH KOREA--0.7%
Handsome Co. Ltd                                                                                 17,300                   98,956
Hyundai Mobis                                                                                     5,900                   90,860
Pantech Co. Ltd                                                                                  11,400                  103,056
                                                                                                                    ___________
                                                                                                                         292,872
                                                                                                                    ___________
SPAIN--4.7%
Actividades de Construccion y Servicios SA                                                        8,100                  285,504
Aguas de Barcelona                                                                               10,700                  116,503
Compania Espanola de Petroleos SA                                                                10,200                  216,114

                                                             The Fund 29

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN (CONTINUED)
Corporacion Mapfre, Compania Internacional de Reaseguros SA                                      19,200  $               156,109
Grupo Auxiliar Metalurgico SA*                                                                   12,400                  228,399
Grupo Empresarial Ence SA                                                                         8,400                  128,172
Indra Sistemas SA                                                                                19,400                  143,780
Inmobiliria Urbis SA                                                                             41,800                  278,358
Red Electrica de Espana                                                                          13,200                  157,966
Telefonica Publicidad e Informacion SA                                                           44,900                  167,363
Union Electrica Fenosa SA                                                                         9,000                  114,276
                                                                                                                     ___________
                                                                                                                       1,992,544
                                                                                                                      ___________
SWEDEN--2.1%
Billerud AB                                                                                      16,300                  197,467
Castellum AB                                                                                     21,600                  291,033
Elekta AB*                                                                                       19,100                  199,784
Getinge Indutrier AB, Class B                                                                    10,300                  186,865
                                                                                                                    ___________
                                                                                                                         875,149
                                                                                                                    ___________
SWITZERLAND--4.9%
Adecco SA Registered Shares                                                                       5,250                  145,769
Geberit AG Registered Shares*                                                                       870                  272,438
Givaudan Registered Shares                                                                          415                  158,341
Helvetia Patria Holding Registered Shares                                                         1,132                  106,512
Lindt & Spruengli AG Registered Shares                                                               30                  177,019
Logitech Intenational SA*                                                                         5,810                  170,769
Lonza Group AG Registered Shares                                                                  3,730                  211,267
Micronas Semiconductor
   Holding AG Registered Shares*                                                                 11,600                  274,475
PSP Swiss Property AG                                                                             2,540                  292,051
Saurer AG*                                                                                       11,940                  290,907
                                                                                                                      ___________
                                                                                                                       2,099,548
                                                                                                                      ___________
UNITED KINGDOM--22.1%
Aga Foodservice Group PLC                                                                        77,900                  240,071
Aggregate Industries PLC                                                                        143,000                  167,238
Alliance & Leicester PLC                                                                         21,500                  263,504
Alliance Unichem PLC                                                                             25,100                  173,349
BPB PLC                                                                                          39,800                  169,515
Bradford & Bingley PLC                                                                           68,900                  308,430
British Airways PLC*                                                                             85,000                  139,707

30

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Cairn Energy PLC*                                                                                48,100  $               229,952
Capita Group PLC                                                                                 68,600                  256,402
Capital & Regional PLC                                                                           25,700                  110,882
Cattles PLC                                                                                      56,500                  247,787
Countryside Properties PLC                                                                       57,700                  151,046
Cranswick PLC                                                                                    29,600                  186,885
Crest Nicholson PLC                                                                              43,500                  134,057
DS Smith PLC                                                                                     93,200                  217,994
Dairy Crest Group PLC                                                                            30,400                  157,345
Davis Service Group PLC                                                                          47,200                  255,487
EMAP PLC                                                                                         14,800                  168,407
Enterprise Inns PLC                                                                              30,400                  284,662
First Technology PLC                                                                             32,900                  84,752
Galen Holdings PLC                                                                               34,600                  222,282
Gallaher Group PLC                                                                               20,500                  197,629
Greggs PLC                                                                                        2,807                  129,758
Holidaybreak PLC                                                                                 26,300                  200,133
ICAP PLC                                                                                         10,700                  161,493
IMI PLC                                                                                          49,000                  201,149
Inchcape PLC                                                                                     21,400                  266,168
Jarvis PLC                                                                                       42,600                  167,976
Johnson Matthey PLC                                                                              13,300                  154,912
Johnston Press PLC                                                                               46,300                  245,128
Kelda Group PLC                                                                                  36,100                  233,630
Kensington Group PLC                                                                             53,700                  163,794
Kier Group PLC                                                                                   28,600                  188,482
McBride PLC                                                                                     174,500                  194,149
McCarthy & Stone PLC                                                                             43,000                  226,297
Meggitt PLC                                                                                      60,600                  159,461
Next PLC                                                                                         13,000                  174,429
Northern Rock PLC                                                                                33,500                  343,867
Securicor PLC                                                                                   145,400                  197,045
Speedy Hire PLC                                                                                  52,300                  220,069
Stanley Leisure PLC                                                                              33,700                  187,740
Torex PLC                                                                                        53,700                  324,194
Travis Perkins PLC                                                                               17,000                  266,653

                                                                                                     The Fund 31

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
Ultra Electronics Holdings PLC                                                                   34,900  $               255,096
Viridian Group plc                                                                               18,400                  148,014
Wimpey (George) PLC                                                                              55,000                  207,309
                                                                                                                     ____________
                                                                                                                       9,384,329
                                                                                                                     ____________
TOTAL EQUITIES (COST $39,212,577)                                                                                     40,721,547
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.0%
-------------------------------------------------------------------------------
Krones AG                                                                                         3,200                  150,249
Porsche AG                                                                                          550                  155,257
Rhoen-Klinikum AG--Vorzugsakt                                                                     4,500                  117,562
                                                                                                                   ____________
TOTAL PREFERRED STOCKS (COST $556,076)                                                                                   423,068
--------------------------------------------------------------------------------
                                                                                                    Par Value/          Value
SECURITY                                                      Rate               Maturity               Shares         (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--13.7%
CASH EQUIVALENTS--11.9%
American Express Centurion Bank
   Eurodollar Time Deposit(a)                               1.270%             04/30/2003              803,969              803,969
Bank of Montreal Eurodollar
   Time Deposit(a)                                          1.250%             04/30/2003               43,205               43,205
Credit Agricole Indosuez
   Eurodollar Time Deposit(a)                               1.270%             04/07/2003              924,564              924,564
Goldman Sachs Financial Square
   Funds--Prime Obligations Fund(a)                                                                    160,794              160,794
Goldman Sachs Group, Inc. Repurchase
   Agreement with a maturity value of
   $1,447,203, collateralized by equity
   securities with a market value of
   $1,476,087(a)                                            1.488%             04/01/2003            1,447,144            1,447,144
Merrill Lynch & Co. Repurchase
   Agreement with a maturity value
   of $1,085,402, collateralized by
   equity securities with a market
   value of $1,107,065(a)                                   1.478%             04/01/2003            1,085,358            1,085,358
Royal Bank of Canada Eurodollar
   Time Deposit(a)                                          1.350%             04/01/2003              602,976              602,976
                                                                                                                       ____________
                                                                                                                          5,068,010

32

                                                                                                     Par Value/           Value
SECURITY                                                      Rate               Maturity               Shares           (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONTINUED)
U.S. GOVERNMENT AGENCY--0.3%
FHLMC Discount Note((++)(+))                                1.163%            06/12/2003               100,000  $            99,774
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Value
SECURITY                                                                                       Shares                 (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--1.5%
Tri-party repurchase agreement dated 03/31/03
   with Salomon Smith Barney, Inc. and Investors
   Bank and Trust Company, due 04/01/03, with
   a maturity value of $639,582 and an effective
   yield of 0.35%, collateralized by a U.S. Treasury Bill
   with a maturity date of 06/26/03 and a market
   value of $658,492                                                                                                     639,576
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    _____________
TOTAL SHORT-TERM INVESTMENTS (COST $5,807,348)                                                                         5,807,360
                                                                                                                   _____________

TOTAL INVESTMENTS--110.5% (COST $45,576,001)                                                                         $46,951,975
OTHER ASSETS, LESS LIABILITIES--(10.5%)                                                                              (4,462,536)
                                                                                                                   _____________
NET ASSETS--100.0%                                                                                                   $42,489,439
                                                                                                                   _____________
                                                                                                                   _____________

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION

A    REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 6).

*    NON-INCOME PRODUCING SECURITY.

+    DENOTES ALL OR PART OF SECURITY SEGREGATED AS COLLATERAL (NOTE 5).

++   RATE NOTED IS YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 33

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

SCHEDULE OF INVESTMENTS   March 31, 2003 (Unaudited)

                                                                 Percentage of
INDUSTRY SECTOR                                                     Net Assets
--------------------------------------------------------------------------------
Consumer Discretionary                                                   19.6%
Industrials                                                              18.8%
Financials                                                               18.7%
Short-Term Investments                                                   13.7%
Materials                                                                10.6%
Consumer Staples                                                          8.5%
Information Technology                                                    7.9%
Health Care                                                               5.3%
Energy                                                                    3.0%
Utilities                                                                 3.0%
Telecommunication Services                                                1.4%
                                                                      ________
Total Investments                                                       110.5%
                                                                      ________
                                                                      ________


34

Standish, Ayer & Wood Master Portfolio

Standish International Small Cap Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Significant Accounting Policies:

Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Small Cap Portfolio (the "Portfolio"), is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

At March 31, 2003, there were two funds, Standish International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio. The
value   of   the  funds'  investment  in  the  Portfolio  reflects  the  funds'
proportionate interests in the net assets of the Portfolio. At March 31, 2003, the Standish International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held approximately 99.9% and 0.1% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. INVESTMENT SECURITY VALUATIONS

Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are

                                                                     The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

B. REPURCHASE AGREEMENTS

It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

C. SECURITIES TRANSACTIONS AND INCOME

Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and
losses    on    foreign    currency    transactions    represent    gains    and

36

losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio' s books and the U.S. dollar equivalent amounts usually received or paid.

D. INCOME TAXES

The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio' s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

E. FOREIGN CURRENCY TRANSACTIONS

Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                                                             The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

F. INVESTMENT RISK

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2) Investment Advisory Fee:

The investment advisory fee paid to Standish Mellon Asset Management Company LLC (" Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio' s total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.25% of the Portfolio's average daily net assets for the period from January 28, 2003 through February 28, 2003 and to 1.50% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily did not impose $10,872 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for

38

travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3) PURCHASES AND SALES OF INVESTMENTS:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2003 were $8,295,605 and $4,854,207, respectively. For the period ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4) FEDERAL TAXES:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                                 $45,576,001
                                                             ____________
                                                             ____________
Gross unrealized appreciation                                    3,819,904
Gross unrealized depreciation                                  (2,443,930)
                                                             ____________
                                                             ____________
Net unrealized appreciation                                     $1,375,974

(5) FINANCIAL INSTRUMENTS:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

The Portfolio trades the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying

                                                                   The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract' s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract' s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the period ended March 31, 2003.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign

40

currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio' s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At March 31, 2003, the Portfolio held the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts

                                          LOCAL
                                         PRINCIPAL            CONTRACT             MARKET           AGGREGATE         UNREALIZED
CONTRACTS TO RECEIVE                      AMOUNT             VALUE DATE             VALUE          FACE AMOUNT         GAIN/LOSS
------------------------------------------------------------------------------------------------------------------------------------
Euro                                         230,000          06/20/2003          $249,984          $243,338             $6,646
Japanese Yen                              16,500,000          06/12/2003           140,086           141,625            (1,539)
                                                                                     _________       _________         _______

                                                                                      $390,070       $384,963           $5,107
                                                                                     _________      _________           _______
                                                                                     _________      _________           _______

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts

                                                                    The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio' s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2003, the Portfolio held the following futures contracts:

                                                             EXPIRATION                 UNDERLYING FACE               UNREALIZED
CONTRACTS                              POSITION                 DATE                    AMOUNT AT VALUE                  LOSS
------------------------------------------------------------------------------------------------------------------------------------
MCSI (27 contracts)                         Long            6/20/2003                       $364,192                  $(17,852)
Topix Futures
   (3 contracts)                            Long            6/12/2003                        198,000                      (635)
                                                                                                                      __________
                                                                                                                      $(18,487)
                                                                                                                      __________
                                                                                                                      __________

(6) SECURITY LENDING

The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its

42

securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on
the    loans.

At March 31, 2003 the Portfolio loaned securities having a market value of $4,780,192. The Portfolio received cash collateral of $5,068,010 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7) LINE OF CREDIT:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1_2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2003, the commitment fee was $263 for
the    Portfolio.

During the period ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

(8) TRANSFER OF ASSETS:

Investment  operations  began  on  January  28, 2003 with the acquisition of the investable assets of Standish International Small Cap Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $39,675,881, including net unrealized appreciation of $1,891,429. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

                                                             The Fund 43

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies" ) or in registered investment companies as of March 31, 2003. The Trust' s Statement of Additional Information includes additional information about the Trust' s trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN         OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX    DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF             DURING PAST          OVERSEEN BY       HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                5 YEARS              TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                 Trustee               Trustee since      Chairman of the Board       26           Port Financial
c/o Decision Resources, Inc.                              11/3/1986        and Chief Executive                         Corp.
1100 Winter Street                                                         Officer, Decision
Waltham, MA 02154                                                          Resources, Inc.
9/30/40

Benjamin M. Friedman              Trustee              Trustee since       William Joseph Maier,       26                None
c/o Harvard University                                  9/13/1986          Professor of Political
Cambridge, MA 02138                                                        Economy, Harvard
8/5/44                                                                     University

John H. Hewitt                    Trustee              Trustee since       Trustee, The Peabody        26                None
P.O. Box 233                                            11/3/1986          Foundation; Trustee,
New London, NH 03257                                                       Mertens House, Inc.
4/11/35


44


Independent Trustees (continued)



                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN       OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX    DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST           OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS           TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Caleb Loring III                  Trustee             Trustee since        Trustee, Essex Street         26             None
c/o Essex Street Associates                            11/3/1986           Associates (family
400 Essex Street                                                           investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees

                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN       OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST           OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS           TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                 Trustee and           President since           Director and Vice       26              None
c/o Standish Mellon Asset        President               4/26/1989            Chairman, President and
Management,                                        Chief Investment Officer,
One Financial Center                                Standish Mellon Asset
Boston, MA 02111                                     Management
5/20/54

                                                             The Fund 45

Principal Officers who are not Trustees


                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN        OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX    DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST            OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS             TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and        Vice President        Director and Secretary;      26                None
c/o Standish Mellon Asset      Secretary               since 1996;          Compliance Officer,
Management,                                          Secretary since        Standish Mellon Asset
One Financial Center                                    2002                       Management
Boston, MA 02111
7/6/56

Steven M. Anderson          Vice President and       Vice President         Assistant Vice President     26                None
c/o Standish Mellon Asset       Treasurer             since 1999;           and Mutual Funds
Management,                                        Treasurer since          Controller, Mellon
One Financial Center                                    2002                Institutional Asset
Boston, MA 02111                                                                Management
7/14/65

Denise B. Kneeland         Assistant Vice            Since 1996             Vice President and           26                None
c/o Standish Mellon Asset     President                                     Manager, Mutual Funds
Management,                                                                 Operations, Standish
One Financial Center                                                        Mellon Asset Management
Boston, MA 02111
8/19/51

Lisa Kane                     Assistant Vice        Since 1999              Assistant Vice President     26                 None
c/o Standish Mellon Asset        President                                  and Client Service
Management,                                                                 Professional, Standish
One Financial Center                                                        Mellon Asset Management
Boston, MA 02111
6/25/70

46

Principal Officers who are not Trustees (continued)

                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN          OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX    DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST            OVERSEEN BY         HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS            TRUSTEE             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Cara E. Hultgren                Assistant Vice           Since 2001         Assistant Manager, Mutual     26               None
c/o Standish Mellon Asset          President                                Fund Operations since
Management,                                                                 2001; Shareholder
One Financial Center                                                        Representative, Standish
Boston, MA 02111                                                            Mellon Asset Management
1/19/71

Jonathan M. Windham            Assistant Vice            Since 2001         Performance Analyst,          26               None
c/o Standish Mellon Asset        President                                  Mutual Fund Operations
Management,                                                                 since 2000; Pricing
One Financial Center                                                        Analyst, PFPC 1997-2000
Boston, MA 02111
4/7/75

Scott Simonds                  Assistant Vice            Since 2002         Compliance Analyst,           26               None
c/o Standish Mellon Asset       President                                   Boston Partners; Fund
Management,                                                                 Accountant, Mellon
One Financial Center                                                        Financial Corp.
Boston, MA 02111
8/17/60

                                                             The Fund 47

NOTES

                        For More Information

                        Dreyfus Premier International Small Cap Fund
                        200 Park Avenue
                        New York, NY 10166

                        Investment Advisor (to the Master Portfolio)

                        Standish Mellon Asset Management Company LLC Mellon Financial Center
                        One Boston Place
                        Boston, MA 02108

                        Administrator

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian and Sub-Administrator

                        Investors Bank & Trust Company
                        200 Clarendon Street
                        Boston, MA 02116

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  500SA0303


      Dreyfus Premier Small Cap  Equity Fund

      SEMIANNUAL REPORT March 31, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Fund Performance

                             6   Statement of Assets and Liabilities

                             7   Statement of Operations

                             8   Statement of Changes in Net Assets

                             9   Financial Highlights

                            14   Notes to Financial Statements

                            21   Statement of Assets and Liabilities (Standish)

                            22   Statement of Operations (Standish)

                            23   Statement of Changes in Net Assets (Standish)

                            24   Financial Highlights (Standish)

                            25   Schedule of Investments (Standish)

                            31   Notes to Financial Statements (Standish)

                            39   Trustees and Officers

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                          Small Cap Equity Fund

DISCUSSION OF FUND PERFORMANCE

Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers Standish Mellon Asset Management Company LLC, Investment Adviser

How did Dreyfus Premier Small Cap Equity Fund perform relative to its benchmark?

From the fund' s inception on February 1, 2003, to the end of its semiannual period on March 31, 2003, the fund produced total returns of -2.00% for its Class A Shares, -2.14% for its Class B Shares, -2.14% for its Class C shares, -2.00% for its Class R shares and -2.07% for its Class T shares. 1 In comparison, the fund' s benchmark, the Russell 2000 Value Index (the "Index"), produced a total return of -2.33% for the same period. 2

The investment environment was challenging during the first two months from the fund's inception through the end of the reporting period, as a persistently weak economy and rising international tensions contributed to generally negative investor sentiment. However, we believe that two months is too brief a period to judge accurately the performance of the fund.

What is the fund's investment approach?

The fund seeks long-term growth of capital. The fund is a "feeder fund" that invests all of its assets in a "master" portfolio known as the Small Cap Value Portfolio of the Standish, Ayer & Wood Master Portfolio. The fund invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies. The fund also may invest up to 20% of its assets in high-grade fixed-income securities with remaining maturities of three years or less.

2

The portfolio managers employ a value-based investment style, which means that they seek to identify those companies with stocks trading at prices below what are believed to be their intrinsic values. The portfolio managers measure value by evaluating a company' s valuation multiples (price/earnings, price/sales, price/cash flow) , current competitive position and expected business growth relative to its industry.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth.

What other factors influenced the fund's performance?

Throughout the reporting period, negative investor psychology punished the stocks of many fundamentally sound small-cap companies. In our view, this market weakness has created opportunities to purchase such stocks at low prices
compared    to    historical    norms.

We found a number of attractively priced stocks among consumer discretionary companies that have bucked the trend of a struggling economy and war-related uncertainty. For example, comic book publisher Marvel Enterprises, which emerged from bankruptcy several years ago, has done a great job exploiting its intellectual property. Marvel characters such as Spiderman, the X-Men and the Incredible Hulk were recently made into movies, yielding sizable royalties from box office receipts and various product tie-ins. Finish Line, an athletic footwear retailer, has benefited from a new merchandising strategy and preferred access to premium Nike products.

The energy group was among the better performing industries, particularly for companies that are sensitive to increasing oilfield capital spending. An important contributor to the portfolio was Tetra Tech

                                                                The Fund 3

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

nologies, which provides services for oil and gas producers. Tetra sells products tied to higher drilling and production activity as well as providing services that help these energy companies close and decommission uneconomic wells.

Many  technology  stocks  have  been the hardest-hit during the market downturn, resulting in a number of investment opportunities. Scientific Atlanta, a manufacturer of cable television set-top converters, has been adversely impacted by a downturn in cable industry spending. However, the company's cash-rich balance sheet has provided stock price stability as stronger demand develops for
its    digital    products.

We have found relatively few new opportunities among businesses that are more sensitive to changes in interest rates, such as financial services companies. These stocks have been among the best performers over the past two years, owing to record low interest rates, and currently appear to us to be fully valued.

What is the fund's current strategy?

We continue to look for what we believe are attractively priced stocks that have strong fundamental positions and an identifiable set of events that should gain
the    attention    of    other    investors.

We have given some examples above of the types of companies we are investing in. An important goal of the portfolio managers is to maintain a well-diversified portfolio of stocks. We attempt to manage certain risks by limiting the over-and underconcentration of stocks across industry groups as represented by the Russell 2000 Index. Accordingly, the fund's allocation to industries where we find many undervalued companies may be up to 5% greater than their representation in the Index, and its allocation to sectors where companies are fully valued

4

may be 5% less than their weighting in the Index. We believe that these strategies are a prudent and effective way to manage the risk of being over- or underrepresented in volatile areas of the market.

April 15, 2003

         THE FUND INVESTS IN A "MASTER PORTFOLIO" THAT HAS THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. THIS IS KNOWN AS A MASTER/FEEDER ARRANGEMENT. THE INVESTMENT ADVISER TO THE MASTER PORTFOLIO IS STANDISH MELLON ASSET MANAGEMENT COMPANY LLC, AN AFFILIATE OF DREYFUS. REFERENCES TO THE "FUND" IN THIS REPORT GENERALLY MEANS THE FUND AND THE MASTER PORTFOLIO IN WHICH IT INVESTS.

1 TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGES IN THE CASE OF CLASS A AND CLASS T SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B AND CLASS C SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. RETURN FIGURES PROVIDED REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN AGREEMENT IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

2 SOURCE: LIPPER INC.--REFLECTS THE REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE RUSSELL 2000 VALUE INDEX IS AN UNMANAGED INDEX WHICH MEASURES THE PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES.

                                                             The Fund 5

STATEMENT OF ASSETS AND LIABILITIES   March 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

--------------------------------------------------------------------------------
ASSETS
Investment in Standish Small Cap Value Portfolio (Portfolio),
   at value (Note 1A)                                                   $41,629
Receivable from administrator (Note 2)                                   24,433
                                                                         _______
Total assets                                                             66,062
LIABILITIES
Accrued accounting, custody and transfer agent fees   $        11
Accrued expenses and other liabilities                     24,450
                                                         ________
Total liabilities                                                        24,461
                                                                       ________
NET ASSETS                                                              $41,601
                                                                       ________
                                                                       ________
NET ASSETS CONSIST OF:
Paid-in capital                                                         $42,222
Accumulated net realized (loss)                                           (919)
Distributions in excess of net investment income                           (16)
Net unrealized appreciation                                                 314
                                                                       ________
TOTAL NET ASSETS                                                        $41,601
                                                                       ________
                                                                       ________
NET ASSETS ATTRIBUTABLE TO:
Class A                                                                  $5,879
                                                                       ________
                                                                       ________
Class B                                                                 $18,093
                                                                       ________
                                                                       ________
Class C                                                                  $5,872
                                                                       ________
                                                                       ________
Class R                                                                  $5,881
                                                                       _________
                                                                       _________
Class T                                                                  $5,876
                                                                       _________
                                                                       _________
SHARES OF BENEFICIAL INTEREST OUTSTANDING
Class A                                                                  428.57
                                                                       ________
                                                                       ________
Class B                                                                   1,321
                                                                       ________
                                                                       ________
Class C                                                                  428.57
                                                                       ________
                                                                       ________
Class R                                                                  428.57
                                                                       ________
                                                                       ________
Class T                                                                  428.57
                                                                       ________
                                                                       ________
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
(Net Assets/Shares outstanding)
Class A (Offering Price $14.51)                                         $ 13.72
                                                                       ________
                                                                       ________
Class B                                                                 $ 13.70
                                                                       ________
                                                                       ________
Class C                                                                 $ 13.70
                                                                       ________
                                                                       ________
Class R                                                                 $ 13.72
                                                                       ________
                                                                       ________
Class T (Offering Price $14.33)                                         $ 13.71
                                                                       ________
                                                                       ________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

STATEMENT OF OPERATIONS For the Period February 1, 2003 (commencement of operations) through March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B)
Dividend income allocated from Portfolio                                   $65
Interest income allocated from Portfolio                                     1
Expenses allocated from Portfolio                                         (54)
                                                                        ______
   Net investment income allocated from Portfolio                          12
EXPENSES
Registration fees                                         $18,181
Legal and audit services                                    6,250
Distribution fees (Note 2b)                                    19
Shareholder servicing costs (Note 2c)                           9
Transfer agent fees                                             2
                                                          ________
  Total expenses                                           24,461
Deduct:
  Reimbursement of Fund operating expenses (Note 2a)     (24,433)
                                                          ________
Net expenses                                                                28
                                                                        ______
Net investment (loss)                                                     (16)
                                                                        ______
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
      Investment security transactions                      (787)
      Financial futures contracts                           (132)
                                                          ________
      Net realized (loss)                                                 (919)
   Change in unrealized appreciation
   (depreciation) allocated from Portfolio on:
      Investment securities                                  203
      Financial futures contracts                            111
                                                           ________
      Change in net unrealized appreciation (depreciation)                 314
                                                                         ______
      Net realized and unrealized (loss) on investments                   (605)
                                                                          ______
NET (DECREASE) IN NET ASSETS FROM OPERATIONS                             $(621)
                                                                          ______
                                                                          ______

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 7

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Period from
                                                              February 1, 2003
                                                  (commencement of operations)
                                                 to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
Net investment (loss)                                             $       (16)
Net realized (loss)                                                      (919)
Change in net unrealized appreciation (depreciation)                       314
                                                                      ________
Net decrease in net assets from investment operations                    (621)
                                                                      ________
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
Net proceeds from sale of shares
  Class A                                                                6,000
  Class B                                                               18,222
  Class C                                                                6,000
  Class R                                                                6,000
  Class T                                                                6,000
                                                                      ________
Net increase in net assets from Fund share transactions                 42,222
                                                                      ________
TOTAL INCREASE IN NET ASSETS                                            41,601
NET ASSETS
At beginning of period                                                      --
                                                                      ________
At end of period
(including distributions in excess of net investment income of $16)    $41,601
                                                                      ________
                                                                      ________
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

FINANCIAL HIGHLIGHTS--CLASS A

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.00
                                                                    _______
FROM INVESTMENT OPERATIONS:
Net investment (loss)*                                            (0.00) **a
Net realized and unrealized (loss) on investments                    (0.28)
                                                                    _______
Total from investment operations                                     (0.28)
                                                                    _______
NET ASSET VALUE, END OF PERIOD                                       $13.72
                                                                    _______
                                                                    _______
TOTAL RETURN                                                   (2.00)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                               0.21% c
Net Investment (Loss) (to average daily net assets)*             (0.00)% c
Net Assets, End of Period (000's omitted)                           $     6

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS
     VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                     $(10.32) A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                           75.88% C
        NET INVESTMENT (LOSS)                             (75.67)% C
**   CALCULATES TO LESS THAN $0.01
A    CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C    NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 9

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

FINANCIAL HIGHLIGHTS--CLASS B

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.00
                                                                    _______
FROM INVESTMENT OPERATIONS:
Net investment (loss)*                                             (0.01) a
Net realized and unrealized (loss) on investments                    (0.29)
                                                                    _______
Total from investment operations                                     (0.30)
                                                                    _______
NET ASSET VALUE, END OF PERIOD                                       $13.70
                                                                    _______
                                                                    _______
TOTAL RETURN                                                   (2.14)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.32% c
Net Investment (Loss) (to average daily net assets)*             (0.10)% c
Net Assets, End of Period (000's omitted)                           $    18

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS
     VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                     $(10.40) A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                           75.98% C
        NET INVESTMENT (LOSS)                             (75.76)% C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

FINANCIAL HIGHLIGHTS--CLASS C

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.00
                                                                    _______
FROM INVESTMENT OPERATIONS:
Net investment (loss)*                                             (0.02) a
Net realized and unrealized (loss) on investments                    (0.28)
                                                                    _______
Total from investment operations                                     (0.30)
                                                                    _______
NET ASSET VALUE, END OF PERIOD                                       $13.70
                                                                    _______
                                                                    _______
TOTAL RETURN                                                   (2.14)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                               0.33% c
Net Investment (Loss) (to average daily net assets)*             (0.13)% c
Net Assets, End of Period (000's omitted)                           $     6

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS
     VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                     $(10.33)(A)
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                       75.98%(C)
        NET INVESTMENT (LOSS)                        (75.78)%(C)
A  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B  TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS
    CALCULATED EXCLUSIVE OF SALES CHARGE.
C  NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 11

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

FINANCIAL HIGHLIGHTS--CLASS R

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.00
                                                                    _______
FROM INVESTMENT OPERATIONS:
Net investment (loss)*                                               0.01(a)
Net realized and unrealized (loss) on investments                    (0.29)
                                                                    _______
Total from investment operations                                     (0.28)
                                                                    _______
NET ASSET VALUE, END OF PERIOD                                       $13.72
                                                                    _______
                                                                    _______
TOTAL RETURN                                                   (2.00)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.17% c
Net Investment (Loss) (to average daily net assets)*               0.04% c
Net Assets, End of Period (000's omitted)                           $     6

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS
     VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                     $(10.32) A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                           75.82% C
        NET INVESTMENT (LOSS)                             (75.61)% C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

FINANCIAL HIGHLIGHTS--CLASS T

                                                        For the Period from
                                                           February 1, 2003
                                               (commencement of operations)
                                              to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $14.00
                                                                    _______
FROM INVESTMENT OPERATIONS:
Net investment (loss)*                                             (0.01)(a)
Net realized and unrealized (loss) on investments                    (0.28)
                                                                    _______
Total from investment operations                                     (0.29)
                                                                    _______
NET ASSET VALUE, END OF PERIOD                                       $13.71
                                                                    _______
                                                                    _______
TOTAL RETURN                                                   (2.07)% b,c
RATIOS/SUPPLEMENTAL DATA:
Expenses (to average daily net assets)*                            0.23% c
Net Investment (Loss) (to average daily net assets)*             (0.05)% c
Net Assets, End of Period (000's omitted)                           $     6

* FOR THE PERIOD INDICATED, THE ADMINISTRATOR VOLUNTARILY AGREED TO REIMBURSE THE FUND FOR ALL OR A PORTION OF ITS OPERATING EXPENSE. IF THIS
     VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE INVESTMENT LOSS PER SHARE AND RATIOS WOULD HAVE BEEN:
     NET INVESTMENT (LOSS) PER SHARE                     $(10.32) A
     RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                           75.89% C
        NET INVESTMENT (LOSS)                             (75.71)% C
A   CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.
B TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS AND WAS CALCULATED EXCLUSIVE OF SALES CHARGE.
C   NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 13

Dreyfus Premier Stock Funds

Dreyfus Premier Small Cap Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Significant Accounting Policies:

Dreyfus Premier Stock Funds (the "Company") had no operations until February 1, 2003 (commencement of operations) other than matters relating to its organization and registration as a Massachusetts business trust and as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act" ). Dreyfus Premier Small Cap Equity Fund (the "Fund") was initially capitalized by the sale and issuance of $6,000 worth of shares of Beneficial Interest of each of Class A, Class B, Class C, Class R and Class T, respectively, to MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation. The Fund is a separate diversified portfolio of the Company. The Fund' s investment objective seeks to provide investors with long-term capital growth. The Dreyfus Corporation ("Dreyfus") serves as the Fund's administrator. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

The Fund is a "feeder fund" that invests all of its investable assets in a "master" portfolio known as Standish Small Cap Value Portfolio (the "Portfolio") , a series of the Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") , which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. Standish Mellon Asset Management Company LLC (" Standish Mellon" ), a wholly-owned subsidiary of Mellon Financial
Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund' s proportionate interest in the net assets of the Portfolio (approximately 0.1% at March 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

14

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund's shares. The Fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (" CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights.

The Fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

A. Investment security valuations

The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. Securities transactions and investment income

Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund' s pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

                                                             The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

C. Dividends to shareholders

Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

D. Allocation of operating activity

The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees and shareholder servicing fees, which are directly attributable to a class of the Fund's shares, are charged to that class' operations.

E. Federal income taxes

The Fund intends to qualify as a "regulated investment company", if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

16

(2) Investment Advisory Fee and Other Transactions With Affiliates:

(a) The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon for such services. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Pursuant to an Administration Agreement with Dreyfus, the Company has agreed to pay Dreyfus a monthly administration fee at the annual rate of 0.10% of the value of the Fund's average daily net assets. Dreyfus is currently limiting the operating expenses, or assuming all or a part of the expenses of the Fund, excluding Rule 12b-1 fees, Shareholder Services fees and any class specific expenses, to 1.10% of the Fund's average daily net assets. Pursuant to this expense limitation, for the period ended March 31, 2003, Dreyfus voluntarily reimbursed the Fund in the amount of $24,433 for its operating expenses. This expense limitation and/or waiver was voluntary, not contractual, and may be terminated at any time.

(b) Under a Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended March 31, 2003, Class B, Class C and Class T shares were charged $10, $7 and $2, respectively, pursuant to the Plan.

During the period ended March 31, 2003, the Distributor retained no commissions earned on sales of Class A and T shares, and no contingent deferred sales charges on redemptions of the Fund's Class B and C shares.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2003, Class A, Class B, Class C and Class T shares were charged $2, $3, $2 and $2, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended March 31, 2003, the Fund was charged $2 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus Family of Funds (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the 1940 Act receives an annual retainer of $30,000, an attendance fee of $4,000 for each in person meeting with a minimum of $500 per meeting and per telephone meeting and is reimbursed for their expenses. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Fund' s Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. For the period ended March 31, 2003, the Fund incurred no Directors' fees or expenses.

18

(3) Investment Transactions:

Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2003 aggregated $42,222 and $0, respectively.

(4) Capital Share Transactions:

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS A:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         428.57
                                                                  _______
Net increase                                                        428.57
                                                                  _______
                                                                  _______

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS B:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                          1,321
                                                                  _______
Net increase                                                         1,321
                                                                  _______
                                                                  _______

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS C:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         428.57
                                                                  _______
Net increase                                                        428.57
                                                                  _______
                                                                  _______

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS R:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         428.57
                                                                  _______
Net increase                                                        428.57
                                                                  _______
                                                                  _______

                                                           FOR THE PERIOD
                                                         FEBRUARY 1, 2003
                                                            (COMMENCEMENT
                                                           OF OPERATIONS)
CLASS T:                                                 TO MARCH 31, 2003
--------------------------------------------------------------------------------
Shares sold                                                         428.57
                                                                  _______
Net increase                                                        428.57
                                                                  _______
                                                                  _______

                                                             The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

At March 31, 2003, one shareholder, MBC Investments Corp., an indirect subsidiary of Mellon Financial Corporation, held of record approximately 100% of the total outstanding shares of the Class A, C, R and T shares of the Fund. Class B shares of the Fund had two shareholders of record, MBC Investments Corp. and PaineWebber, owning approximately 68% and 34% of the outstanding shares, respectively. Investment activity of these shareholders could have a material impact on the Fund.

20

Standish, Ayer & Wood Master Portfolio

Standish Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES March 31, 2003 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at value (Note 1A) (including securities
  on loan of $4,513,758 (Note 6)) (identified cost, $41,213,700)    $41,467,905
Cash                                                                    131,962
Receivable for investments sold                                         666,051
Interest and dividends receivable                                        35,792
                                                                    ___________
  Total assets                                                       42,301,710
LIABILITIES
Payable for investments purchased                        $804,935
Payable for variation margin on
  open financial futures contracts (Note 5)                15,200
Payable upon return of securities loaned (Note 6)       4,729,358
Accrued accounting and custody fees                         9,321
Accrued trustees' fees and expenses (Note 2)                  682
Accrued expenses and other liabilities                      5,984
   Total liabilities                                                 5,565,480
                                                                    ____________
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)         $36,736,230
                                                                    ____________
                                                                    ____________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 21

Standish, Ayer & Wood Master Portfolio

Standish Small Cap Value Fund

STATEMENT OF OPERATIONS For the Period January 28, 2003 (commencement of operations) through March 31, 2003 (Unaudited)

----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1C)
Dividend income (net of foreign withholding taxes of $47)                              $          89,480
Interest income (including securities lending income of $1,319 (Note 6))                           2,816
                                                                                              ___________
   Total income                                                                                   92,296
EXPENSES
Investment advisory fee (Note 2)                       $   50,366
Accounting and custody fees                                15,621
Legal and audit services                                    3,985
Insurance expense                                           1,693
Trustees' fees and expenses (Note 2)                          682
Miscellaneous                                                 303
                                                       ___________
  Total expenses                                           72,650
Deduct:
  Waiver of investment advisory fee (Note 2)              (4,922)
                                                       ___________
      Net expenses                                                                                67,728
                                                                                              ___________
         Net investment income                                                                    24,568
                                                                                              ___________
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss
Investment security transactions                      (1,223,893)
Financial futures contracts                             (164,820)
                                                       ___________
   Net realized loss                                                                         (1,388,713)
Change in unrealized appreciation (depreciation)
Investment securities                                     690,948
Financial futures contracts                               157,100
                                                       ___________
   Change in net unrealized appreciation (depreciation)                                          848,048
                                                                                              ___________

Net realized and unrealized loss                                                               (540,665)
                                                                                              ___________
NET DECREASE IN NET ASSETS FROM OPERATIONS                                             $       (516,097)
                                                                                               ___________
                                                                                               ___________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22

Standish, Ayer & Wood Master Portfolio

Standish Small Cap Value Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                           For the Period from
                                                              January 28, 2003
                                                  (commencement of operations)
                                                 to March 31, 2003 (Unaudited)
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
Net investment income                                             $     24,568
Net realized loss                                                  (1,388,713)
Change in net unrealized appreciation (depreciation)                   848,048
                                                                  ____________
Net decrease in net assets from investment operations                (516,097)
                                                                  ____________
CAPITAL TRANSACTIONS
Assets contributed by Standish Small Cap Value Fund
  (including unrealized depreciation of $533,503)                   36,703,996
Contributions                                                          707,058
Withdrawals                                                          (158,727)
                                                                  ____________
Net increase in net assets from capital transactions                37,252,327
                                                                  ____________
TOTAL INCREASE IN NET ASSETS                                        36,736,230
NET ASSETS
At beginning of period                                                      --
                                                                  ____________
At end of period                                                   $36,736,230
                                                                  ____________
                                                                  ____________

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                             The Fund 23

Standish, Ayer & Wood Master Portfolio

Standish Small Cap Value Fund

FINANCIAL HIGHLIGHTS

                                                               For the period
                                                             January 28, 2003
                                                 (commencement of operations)
                                                 to March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
TOTAL RETURN((+))                                        (1.32)%+++
RATIOS:
Expenses (to average daily net assets)*                       1.08%++
Net Investment Income (to average daily net assets)*          0.39%++
Portfolio Turnover                                           26%+++
Net Assets, End of Period (000's omitted)                           $36,736

* FOR THE PERIOD INDICATED, THE INVESTMENT ADVISER VOLUNTARILY AGREED NOT TO IMPOSE A PORTION OF ITS INVESTMENT ADVISORY FEE AND/OR REIMBURSED THE PORTFOLIO FOR A PORTION OF ITS OPERATING EXPENSES. IF THIS VOLUNTARY ACTION HAD NOT BEEN TAKEN, THE RATIOS WOULD HAVE BEEN:
  RATIOS (TO AVERAGE DAILY NET ASSETS):
        EXPENSES                                           1.15%++
        NET INVESTMENT INCOME                              0.32%++
+ TOTAL RETURN FOR THE PORTFOLIO HAS BEEN CALCULATED BASED ON THE TOTAL RETURN FOR THE INVESTEE FUND, ASSUMING ALL DISTRIBUTIONS ARE REINVESTED, AND WERE ADJUSTED FOR THE DIFFERENCES IN EXPENSES AS SET OUT IN IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURN WOULD HAVE BEEN LOWER IN THE ABSENCE OF EXPENSE WAIVERS.
++     COMPUTED ON AN ANNUALIZED BASIS.

+++    NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24

Standish, Ayer & Wood Master Portfolio

Standish Small Cap Value Portfolio

Schedule of Investments--March 31, 2003 (Unaudited)

                                                                                                                         Value
SECURITY                                                                                        Shares                  (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
EQUITIES--94.2%
BASIC INDUSTRY--7.8%
Airgas, Inc.*                                                                                     9,800  $               181,398
Centec Construction Products                                                                      7,800                  280,800
Florida Rock Industries, Inc                                                                     18,200                  616,070
Great Lakes Chemical Corp                                                                         7,200                  159,840
Louisiana-Pacific Corp.*                                                                         64,400                  510,692
OM Group, Inc                                                                                    60,900                  532,875
Pope & Talbot, Inc                                                                               18,900                  237,195
Rock-Tenn Co., Class A                                                                           13,800                  176,640
Steel Dynamics, Inc.*                                                                            13,800                  161,598
                                                                                                                   _____________
                                                                                                                       2,857,108
                                                                                                                   _____________
CAPITAL GOODS--12.0%
Applied Industrial Techonologies, Inc                                                            13,800                  230,598
Cable Design Technologies Corp.*                                                                 21,900                  145,635
Donaldson Co., Inc                                                                                4,900                  179,242
Emcor Group, Inc.*                                                                                3,300                  159,225
Esterline Technologies Corp.*                                                                    11,200                  189,392
Genesee & Wyoming, Inc., Class A*                                                                12,100                  187,550
Harsco Corp                                                                                       5,500                  167,695
Herley Industries, Inc.*                                                                         36,100                  620,559
Landstar System, Inc.*                                                                            6,200                  356,500
Lincoln Electric Holdings, Inc                                                                    9,400                  169,764
Planar Systems, Inc.*                                                                            12,700                  149,352
Standex International Corp                                                                        8,200                  156,210
TETRA Technologies, Inc.*                                                                        19,800                  455,400
Waste Connections, Inc.*                                                                         18,900                  652,050
Werner Enterprises, Inc                                                                          17,400                  335,124
Yellow Corp.*                                                                                    11,100                  267,510
                                                                                                                  _____________
                                                                                                                       4,421,806
                                                                                                                  _____________
CONSUMER STABLE--4.9%
Delta & Pine Land Co                                                                              8,700                  196,707
Dial Corp                                                                                        15,900                  308,460
Duane Reade, Inc.*                                                                               17,500                  221,900
Green Mountain Coffee Roasters, Inc.*                                                            10,000                  183,800
Maxwell Shoe Co., Inc., Class A*                                                                 18,000                  200,700
NBTY, Inc.*                                                                                      10,700                  202,872
Robert Mondavi Corp., Class A*                                                                   12,700                  254,762

                                                             The Fund 25

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STABLE (CONTINUED)
Winn-Dixie Stores, Inc                                                                           16,800  $               222,096
                                                                                                                    _____________
                                                                                                                       1,791,297
                                                                                                                    _____________
EARLY CYCLICAL--2.9%
BorgWarner, Inc                                                                                   3,300                  157,872
Simpson Manufacturing Co., Inc.*                                                                  7,700                  260,260
Superior Industries International, Inc                                                            7,400                  269,582
Yankee Candle Co., Inc.*                                                                         21,300                  362,739
                                                                                                                  _____________
                                                                                                                       1,050,453
                                                                                                                  _____________
ENERGY--6.1%
Arch Coal, Inc                                                                                   17,400                  330,774
Cascade Natural Gas Corp                                                                         19,500                  378,300
Evergreen Resources, Inc.*                                                                          300                   13,593
Grey Wolf, Inc.*                                                                                 78,800                  310,472
Hydril Co.*                                                                                       7,700                  192,423
Key Energy Services, Inc.*                                                                       50,100                  505,008
W-H Energy Services, Inc.*                                                                       19,500                  333,840
Western Gas Resources, Inc                                                                        5,900                  192,045
                                                                                                                  _____________
                                                                                                                       2,256,455
                                                                                                                  _____________
FINANCIAL--15.9%
American Capital Strategies Ltd                                                                   8,600                  192,640
Bank of Hawaii Corp                                                                              11,600                  357,280
Banknorth Group, Inc                                                                             16,900                  368,589
Brookline Bancorp, Inc                                                                           14,000                  175,280
City National Corp                                                                                8,000                  351,520
Commerce Bancshares, Inc                                                                          4,200                  153,510
Cullen/Frost Bankers, Inc                                                                        10,400                  315,952
Federal Agricultural Mortgage Corp., Class C*                                                     9,000                  196,110
First Charter Corp                                                                                9,000                  155,880
First Community Bancorp                                                                           2,500                   72,278
First Financial Holdings, Inc                                                                     5,300                  130,751
First Republic Bank*                                                                             12,200                  263,520
First State Bancorporation                                                                        8,900                  190,371
FirstFed Financial Corp.*                                                                        10,400                  313,976
Hub International Ltd                                                                            13,700                  184,402
LNR Property Corp                                                                                18,000                  606,600
Mercantile Bankshares Corp                                                                       10,100                  342,794

26

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Pacific Northwest Bancorp                                                                         5,500  $               152,625
Provident Bankshares Corp                                                                         6,500                  150,020
Southwest Bancorp of Texas, Inc.*                                                                12,300                  369,369
T Rowe Price Group, Inc                                                                           9,300                  252,216
West Coast Bancorp                                                                                9,800                  138,964
Zions Bancorporation                                                                              9,100                  389,298
                                                                                                                   _____________
                                                                                                                       5,823,945
                                                                                                                   _____________
GROWTH CYCLICAL--10.9%
AnnTaylor Stores Corp.*                                                                           9,100                  186,823
Claire's Stores, Inc                                                                              6,400                  151,104
Fairmont Hotels & Resorts, Inc                                                                   28,600                  643,500
Finish Line (The), Class A*                                                                      11,500                  172,500
Footlocker, Inc                                                                                  24,400                  261,080
Genesco, Inc.*                                                                                   19,000                  270,180
Ingram Micro, Inc., Class A*                                                                     24,400                  269,132
J. Jill Group, Inc.*                                                                             15,700                  182,120
Marvel Enterprises, Inc.*                                                                        31,400                  433,948
Men's Wearhouse, Inc. (The)*                                                                     11,400                  170,544
Metro-Goldwyn-Mayer, Inc.*                                                                       13,400                  140,700
Nordstrom, Inc                                                                                   15,000                  243,000
Officemax, Inc.*                                                                                 28,000                  144,200
Sonic Corp.*                                                                                      7,200                  183,312
Steven Madden Ltd.*                                                                              23,700                  371,379
Zale Corp.*                                                                                       5,600                  183,344
                                                                                                                  _____________
                                                                                                                       4,006,866
                                                                                                                  _____________
HEALTH CARE--8.6%
AmSurg Corp.*                                                                                     6,800                  171,360
Beckman Coulter, Inc                                                                              7,900                  268,837
Coventry Health Care, Inc.*                                                                       9,200                  302,680
Diversa Corp.*                                                                                    3,700                   34,632
FEI Co.*                                                                                         22,000                  351,120
ICU Medical, Inc.*                                                                                5,800                  159,558
Neurocrine Biosciences, Inc.*                                                                     3,900                  162,474
Perrigo Co                                                                                       51,800                  615,384
Protein Design Labs, Inc.*                                                                       20,100                  149,343
Select Medical Corp.*                                                                            36,200                  515,850

                                                                    The Fund 27

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Triad Hospitals, Inc.*                                                                            6,500  $               174,850
Trimeris, Inc.*                                                                                   3,800                  156,332
Tularik, Inc.*                                                                                   21,800                  110,090
                                                                                                                   _____________
                                                                                                                       3,172,510
                                                                                                                   _____________
OTHER--0.9%
iShares Russell 2000 Value Index Fund                                                             3,200                  339,200
                                                                                                                  _____________
REAL ESTATE--4.4%
Alexandria Real Estate Equities, Inc., REIT                                                      12,200                  513,010
Health Care REIT, Inc                                                                             7,000                  183,400
Healthcare Realty Trust, Inc., REIT                                                              13,100                  319,902
Newcastle Investment Corp., REIT                                                                 15,200                  254,296
SL Green Realty Corp., REIT                                                                      10,800                  330,048
                                                                                                                  _____________
                                                                                                                     1,600,656
                                                                                                                  _____________
SERVICES--5.7%
Alliance Data Systems Corp.*                                                                     10,900                  185,300
Commonwealth Telephone Enterprises, Inc.*                                                         7,200                  279,504
E.piphany, Inc.*                                                                                 36,100                  143,678
Jones Lang LaSalle, Inc.*                                                                        11,400                  155,724
Kroll, Inc.*                                                                                     13,900                  297,599
Mobile Mini, Inc.*                                                                               11,900                  190,162
TMP Worldwide, Inc.*                                                                             25,000                  268,250
United Stationers, Inc.*                                                                          6,200                  132,370
VCA Antech, Inc.*                                                                                16,700                  258,349
Watson Wyatt & Co. Holdings*                                                                      8,200                  164,820
                                                                                                                  _____________
                                                                                                                       2,075,756
                                                                                                                  _____________
TECHNOLOGY--11.4%
Advanced Fibre Communications, Inc.*                                                             12,000                  181,680
Aeroflex, Inc.*                                                                                  23,000                  130,180
Anaren, Inc.*                                                                                    17,300                  149,645
Ansoft Corp.*                                                                                    18,900                  142,298
ANSYS, Inc.*                                                                                     14,100                  337,695
Applied Micro Circuits Corp.*                                                                    67,800                  221,028
Cerner Corp.*                                                                                     5,200                  168,376
Credence Systems Corp.*                                                                          19,600                  133,280
Earthlink, Inc.*                                                                                 19,600                  112,700
Electronics for Imaging, Inc.*                                                                    6,700                  118,516

28

                                                                                                                         Value
SECURITY                                                                                         Shares                  (Note 1A)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Fairchild Semiconductor International, Inc., Class A*                                            14,100  $               147,486
Fisher Scientific International, Inc.*                                                            9,800                  274,008
Informatica Corp.*                                                                               24,000                  154,800
International Rectifier Corp.*                                                                    7,700                  151,459
Maxtor Corp.*                                                                                    27,800                  156,514
McDATA Corp., Class A*                                                                           21,900                  188,121
Polycom, Inc.*                                                                                   19,800                  159,984
Scientific-Atlanta, Inc                                                                          21,000                  288,540
Somera Communications, Inc.*                                                                     84,200                   78,306
Sybase, Inc.*                                                                                    28,300                  366,485
Technitrol, Inc.*                                                                                11,400                  166,896
THQ, Inc.*                                                                                       27,800                  363,040
                                                                                                                   _____________
                                                                                                                       4,191,037
                                                                                                                   _____________
UTILITIES--2.7%
Cleco Corp                                                                                       13,600                  170,680
Southwest Gas Corp                                                                               16,000                  325,600
UGI Corp                                                                                         11,000                  502,700
                                                                                                                  _____________
                                                                                                                         998,980
                                                                                                                  _____________
TOTAL EQUITIES (COST $34,331,867)                                                                                     34,586,069
-------------------------------------------------------------------------------
                                                                                                                           Value
SECURITY                                                   Rate          Maturity           Par Value/Shares            (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--18.7%
CASH EQUIVALENTS--12.9%
American Express Centurion Bank
   Eurodollar Time Deposit(a)                               1.270%     04/30/2003                 750,246              750,246
Bank of Montreal Eurodollar
   Time Deposit(a)                                          1.250%     04/30/2003                  40,319               40,319
Credit Agricole Indosuez
   Eurodollar Time Deposit(a)                               1.270%     04/07/2003                 862,783              862,783
Goldman Sachs Financial Square
   Funds--Prime Obligations Fund(a)                                                               150,049              150,049
Goldman Sachs Group, Inc.
   Repurchase Agreement with a
   maturity value of $1,350,498,
   collateralized by equity
   securities with a market value
   of $1,377,452(a)                                         1.488%     04/01/2003               1,350,443            1,350,443


                                                                                                     The Fund 29

SCHEDULE OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                                                           Value
SECURITY                                                   Rate          Maturity           Par Value/Shares            (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONTINUED)
CASH EQUIVALENTS (CONTINUED)
Merrill Lynch & Co. Repurchase
   Agreement with a maturity value
   of $1,012,874, collateralized by
   equity securities with a market
   value of $1,033,089(a)                                   1.478%     04/01/2003               1,012,833        $         1,012,833
Royal Bank of Canada Eurodollar
   Time Deposit(a)                                          1.350%     04/01/2003                 562,685                    562,685
   4,729,358
U.S. Government Agency--0.8%
FHLMC Discount Note((++)(+))                                1.163%     06/12/2003                 300,000                    299,322
REPURCHASE AGREEMENTS--5.0%
Tri-party repurchase agreement dated 03/31/03
  with Salomon Smith Barney, Inc. and Investors
  Bank and Trust Company, due 04/01/03, with
  a maturity value of $1,853,174 and an effective
  yield of 0.35%, collateralized by a U.S. Treasury
  Bill with a maturity date of 06/26/03 and a
  market value of $1,895,658                                         1,853,156
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,881,833)                       6,881,836
                                                                  _____________

TOTAL INVESTMENTS--112.9% (COST $41,213,700)                       $41,467,905

OTHER ASSETS, LESS LIABILITIES--(12.9%)                            (4,731,675)
                                                                  _____________

NET ASSETS--100.0%                                                 $36,736,230
                                                                  _____________
                                                                  _____________

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION

REIT--REAL ESTATE INVESTMENT TRUST

A  REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 6).

* NON-INCOME PRODUCING SECURITY.

(+)  DENOTES ALL OR PART OF SECURITY PLEDGED AS COLLATERAL (NOTE 6).

(++)  RATE NOTED IS YIELD TO MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30

Standish, Ayer & Wood Master Portfolio

Standish Small Cap Value Portfolio

Notes to Financial Statements (Unaudited)

(1) Significant Accounting Policies:

Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Small Cap Value Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

At March 31, 2003, there were two funds, Standish Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio. The value of the funds' investment in the Portfolio reflects the funds' proportionate interests in the net assets of the Portfolio. At March 31, 2003, the Standish Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held approximately 99.9% and 0.1% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Investment security valuations

Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith

                                                                 The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

under consistently applied procedures under the general supervision of the Trustees.

Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

B. Repurchase agreements

It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

C. Securities transactions and income

Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

32

D. Income taxes

The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio' s net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

(2) Investment Advisory Fee:

The investment advisory fee paid to Standish Mellon Asset Management Company LLC (" Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio' s total operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 1.00% of the Portfolio's average daily net assets for the period from January 28, 2003 through February 28, 2003 and to 1.25% for the period from March 1, 2003 through March 31, 2003. Pursuant to these agreements, for the period ended March 31, 2003, Standish Mellon voluntarily did not impose $4,992 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by
Standish    Mellon    at    any    time.

No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee

                                                                    The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3) Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2003 were $9,815,206 and $9,071,441, respectively. For the period ended March 31, 2003, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4) Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2003, as computed on a federal income tax basis, were as follows:

Aggregate Cost                                                 $41,213,700
                                                             ____________
                                                             ____________
Gross unrealized appreciation                                    2,014,770
Gross unrealized depreciation                                  (1,760,565)
                                                             ____________
Net unrealized appreciation                                       $254,205
                                                             ____________
                                                             ____________

(5) Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

The Portfolio trades the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or
currency   or   enter   into   a   swap  arrangement  on  a  future  date  at a

34

specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio' s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract' s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

The Portfolio did not enter into option transactions during the period ended March 31, 2003.

                                                             The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio' s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At March 31, 2003, the Portfolio held the following futures contracts:

                                                             EXPIRATION                 UNDERLYING FACE               UNREALIZED
CONTRACTS                              POSITION                 DATE                    AMOUNT AT VALUE                  GAIN
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index
   (8 contracts)                      Long                   6/19/2003                     $1,457,800                    $60,340

(6) Security Lending

The  Portfolio may lend its securities, through its agent Investors Bank & Trust
Co.,    to    financial    institutions   which   Standish   Mellon   deems  to

36

be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio' s obligations due on the loans.

At March 31, 2003 the Portfolio loaned securities having a market value of $4,513,758. The Portfolio received cash collateral of $4,729,358 which is invested, together with collateral of other Standish funds, in high-grade short-term investments.

(7) Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Standish, Ayer & Wood Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2003, the commitment fee was $277 for
the    Portfolio.

                                                             The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

During the period ended March 31, 2003, the Portfolio had no borrowings under the credit facility.

(8) Transfer of Assets:

Investment operations began on January 28, 2003 with the acquisition of the investable assets of Standish Small Cap Value Fund in exchange for an interest in the Portfolio. The value of the investments transferred totaled $36,703,996, including net unrealized depreciation of $533,503. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

38

Trustees and Officers (Unaudited)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies" ) or in registered investment companies as of March 31, 2003. The Trust' s Statement of Additional Information includes additional information about the Trust' s trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

Independent Trustees

                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN        OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF             DURING PAST          OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                5 YEARS             TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                 Trustee               Trustee since      Chairman of the Board        26           Port Financial
c/o Decision Resources, Inc.                              11/3/1986        and Chief Executive                            Corp.
1100 Winter Street                                                         Officer, Decision
Waltham, MA 02154                                                          Resources, Inc.
9/30/40

Benjamin M. Friedman              Trustee              Trustee since       William Joseph Maier,        26             None
c/o Harvard University                                  9/13/1986          Professor of Political
Cambridge, MA 02138                                                        Economy, Harvard
8/5/44                                                                     University

John H. Hewitt                    Trustee              Trustee since       Trustee, The Peabody         26             None
P.O. Box 233                                            11/3/1986          Foundation; Trustee,
New London, NH 03257                                                       Mertens House, Inc.
4/11/35

John H. Hewitt                    Trustee              Trustee since       Trustee, The Peabody         26             None
P.O. Box 233                                            11/3/1986          Foundation; Trustee,
New London, NH 03257                                                       Mertens House, Inc.
4/11/35

                                                             The Fund 39

Independent Trustees (continued)


                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN      OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST          OVERSEEN BY       HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS            TRUSTEE         TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Caleb Loring III                  Trustee             Trustee since        Trustee, Essex Street       26             None
c/o Essex Street Associates                            11/3/1986           Associates (family
400 Essex Street                                                           investment trust office)
Beverly, MA 01915
11/14/43

Interested Trustees


                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN       OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST          OVERSEEN BY      HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS           TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                  Trustee and          President since      Director and Vice             26             None
c/o Standish Mellon Asset         President             4/26/1989          Chairman, President and
Management,                                                                Chief Investment Officer,
One Financial Center                                                       Standish Mellon Asset
Boston, MA 02111                                                           Management
5/20/54


40


Principal Officers who are not Trustees


                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN       OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST          OVERSEEN BY       HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS           TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and        Vice President       Director and Secretary;       26             None
c/o Standish Mellon Asset      Secretary              since 1996;          Compliance Officer,
Management,                                           Secretary since      Standish Mellon Asset
One Financial Center                                   2002                Management
Boston, MA 02111
7/6/56

Steven M. Anderson          Vice President and        Vice President       Assistant Vice President      26             None
c/o Standish Mellon Asset       Treasurer             since 1999;          and Mutual Funds
Management,                                           Treasurer since      Controller, Mellon
One Financial Center                                   2002                Institutional Asset
Boston, MA 02111                                                           Management
7/14/65

Denise B. Kneeland          Assistant Vice            Since 1996           Vice President and            26             None
c/o Standish Mellon Asset     President                                    Manager, Mutual Funds
Management,                                                                Operations, Standish
One Financial Center                                                       Mellon Asset Management
Boston, MA 02111
8/19/51

Lisa Kane                   Assistant Vice            Since 1999           Assistant Vice President      26             None
c/o Standish Mellon Asset        President                                 and Client Service
Management,                                                                Professional, Standish
One Financial Center                                                       Mellon Asset Management
Boston, MA 02111
6/25/70


                                                             The Fund 41

Principal Officers who are not Trustees (continued)


                                                                                                        NUMBER OF
                                                                                   PRINCIPAL         PORTFOLIOS IN       OTHER
NAME,                                                  TERM OF OFFICE             OCCUPATION(S)       FUND COMPLEX   DIRECTORSHIPS
ADDRESS, AND                     POSITIONS(S)           AND LENGTH OF            DURING PAST            OVERSEEN BY     HELD BY
DATE OF BIRTH                  HELD WITH TRUST          TIME SERVED                  5 YEARS            TRUSTEE         TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Cara E. Hultgren                Assistant Vice           Since 2001        Assistant Manager, Mutual     26                 None
c/o Standish Mellon Asset          President                               Fund Operations since
Management,                                                                2001; Shareholder
One Financial Center                                                       Representative, Standish
Boston, MA 02111                                                           Mellon Asset  Management
1/19/71


Jonathan M. Windham            Assistant Vice           Since 2001         Performance Analyst,         26                  None
c/o Standish Mellon Asset        President                                 Mutual Fund Operations
Management,                                                                since 2000; Pricing
One Financial Center                                                       Analyst, PFPC 1997-2000
Boston, MA 02111
4/7/75

Scott Simonds                 Assistant Vice           Since 2002          Compliance Analyst,          26                  None
c/o Standish Mellon Asset       President                                  Boston Partners; Fund
Management,                                                                Accountant, Mellon
One Financial Center                                                       Financial Corp.
Boston, MA 02111
8/17/60

42


NOTES

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